UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/20

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Commerce Funds

SEMI-ANNUAL REPORT

APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of The Commerce Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from The Commerce Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on The Commerce Funds' website (www.commercefunds.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Commerce Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or by calling 1-800-995-6365.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. You may also inform The Commerce Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-995-6365. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary. You must provide separate instructions to each of your financial intermediaries.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE'S DIRECTION

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Growth
RISK

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning The Commerce Funds portfolios (each a "Fund" and together, the "Funds") included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2020 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2020 (Unaudited)

The following is performance information for the Funds. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2019 - April 30, 2020	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	2.24%	6.09%	Russell 1000® Growth(b)
Value	–12.75	–13.66	Russell 1000® Value(c)
MidCap Growth	–4.87	–1.78	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	1.06	4.86	Bloomberg Barclays U.S. Aggregate Bond(e)
Short-Term Government	2.41	3.97	Bloomberg Barclays U.S. 1-5 Year Government Bond Index(f)
National Tax-Free Intermediate Bond	0.04	–0.80	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	0.15	–0.80	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	0.47	–0.80	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Recent Market Events related to COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak has resulted in travel and border restrictions, quarantines, curfews, restrictions on large gatherings, cancellations, lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains and general public concern and uncertainty. While governments have taken unprecedented actions to limit disruption to the financial system caused by COVID-19, global financial markets have experienced, and may continue to experience, significant losses in value, volatility and liquidity constraints resulting from the spread of the disease. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect a Fund’s performance and the performance of the securities in which a Fund invests, and may lead to losses on your investment in the Fund. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the disease. The Commerce Funds’ long-term commitment to shareholders remains unchanged, and we encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting Commercefunds.com.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Aerospace & Defense – 1.1%
5,125	Lockheed Martin Corp.	$ 1,993,932

Beverages – 2.2%
15,585	PepsiCo, Inc.	2,061,740
38,300	The Coca-Cola Co.	1,757,587

		3,819,327

Biotechnology – 1.1%
8,430	Amgen, Inc.	2,016,625

Building Products – 1.6%
18,630	Armstrong World Industries, Inc.	1,436,000
7,870	Lennox International, Inc.	1,469,172

		2,905,172

Capital Markets – 3.1%
15,310	Cboe Global Markets, Inc.	1,521,508
24,075	Intercontinental Exchange, Inc.	2,153,509
16,200	T. Rowe Price Group, Inc.	1,873,206

		5,548,223

Chemicals – 3.3%
10,720	Ecolab, Inc.	2,074,320
24,970	RPM International, Inc.	1,658,258
3,920	The Sherwin-Williams Co.	2,102,570

		5,835,148

Commercial Services & Supplies – 2.1%
47,282	Rollins, Inc.	1,891,280
17,470	Waste Management, Inc.	1,747,349

		3,638,629

Communications Equipment – 1.0%
41,775	Cisco Systems, Inc.	1,770,425

Computers & Peripherals – 7.3%
43,855	Apple, Inc.	12,884,599

Diversified Consumer Services – 0.8%
38,225	Service Corp. International	1,404,387

Electrical Equipment – 1.9%
18,345	AMETEK, Inc.	1,538,595
9,265	Rockwell Automation, Inc.	1,755,532

		3,294,127

Electronic Equipment & Instruments – 1.9%
22,100	Amphenol Corp. Class A	1,950,546
31,625	FLIR Systems, Inc.	1,372,525

		3,323,071

Entertainment* – 1.1%
266,575	Zynga, Inc. Class A	2,009,975

Equity Real Estate Investment Trusts (REITs) – 2.2%
13,045	Crown Castle International Corp.	2,079,764
9,260	Public Storage	1,717,267

		3,797,031

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.3%
23,150	Abbott Laboratories	$ 2,131,884
7,665	Becton Dickinson & Co.	1,935,642
9,645	Stryker Corp.	1,798,117

		5,865,643

Health Care Providers & Services – 2.5%
9,660	Laboratory Corp. of America Holdings*	1,588,587
9,820	UnitedHealth Group, Inc.	2,872,055

		4,460,642

Hotels, Restaurants & Leisure – 3.2%
10,145	McDonald’s Corp.	1,902,796
25,095	Starbucks Corp.	1,925,540
21,210	Yum! Brands, Inc.	1,833,180

		5,661,516

Industrial Conglomerates – 2.1%
12,685	Honeywell International, Inc.	1,800,001
5,685	Roper Technologies, Inc.	1,938,756

		3,738,757

Interactive Media & Services* – 7.9%
6,430	Alphabet, Inc. Class A	8,659,281
25,630	Facebook, Inc. Class A	5,246,717

		13,905,998

Internet & Catalog Retail* – 6.0%
4,305	Amazon.com, Inc.	10,650,570

IT Services – 12.9%
11,695	Automatic Data Processing, Inc.	1,715,539
15,545	Broadridge Financial Solutions, Inc.	1,803,220
14,525	Fidelity National Information Services, Inc.	1,915,702
18,810	Fiserv, Inc.*	1,938,559
6,435	FleetCor Technologies, Inc.*	1,552,444
12,145	Jack Henry & Associates, Inc.	1,986,315
9,615	Mastercard, Inc. Class A	2,643,836
25,405	Paychex, Inc.	1,740,751
18,780	PayPal Holdings, Inc.*	2,309,940
8,885	VeriSign, Inc.*	1,861,319
18,425	Visa, Inc. Class A	3,292,916

		22,760,541

Life Sciences Tools & Services – 3.2%
24,365	Agilent Technologies, Inc.	1,867,821
2,265	Mettler-Toledo International, Inc.*	1,630,664
6,245	Thermo Fisher Scientific, Inc.	2,090,077

		5,588,562

Machinery – 1.1%
11,485	Illinois Tool Works, Inc.	1,866,313

Media – 1.0%
45,320	Comcast Corp. Class A	1,705,392

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 1.3%
12,840	Dollar General Corp.	$ 2,250,852

Personal Products – 1.1%
10,625	The Estee Lauder Cos., Inc. Class A	1,874,250

Pharmaceuticals – 2.2%
14,145	Johnson & Johnson	2,122,316
13,865	Zoetis, Inc.	1,792,883

		3,915,199

Road & Rail – 1.0%
11,500	Union Pacific Corp.	1,837,585

Semiconductors & Semiconductor Equipment – 1.1%
16,390	Texas Instruments, Inc.	1,902,387

Software – 12.8%
6,445	ANSYS, Inc.*	1,687,494
25,185	Cadence Design Systems, Inc.*	2,043,259
34,475	CDK Global, Inc.	1,354,178
12,750	Citrix Systems, Inc.	1,848,878
79,540	Microsoft Corp.	14,254,363
7,360	Palo Alto Networks, Inc.*	1,446,314

		22,634,486

Specialty Retail – 1.2%
9,210	The Home Depot, Inc.	2,024,634

Textiles, Apparel & Luxury Goods – 1.0%
21,040	Nike, Inc. Class B	1,834,267

TOTAL COMMON STOCKS
(Cost $116,753,063)		$168,718,265

Exchange Traded Fund – 1.5%
15,340	iShares Russell 1000 Growth ETF
(Cost $2,587,832)		$ 2,650,445

Shares	Dividend Rate	Value

Investment Company – 3.5%
State Street Institutional US Government Money Market Fund — Premier Class
6,229,724	0.191%	$6,229,724
(Cost $6,229,724)

TOTAL INVESTMENTS – 100.6%
(Cost $125,570,619)		$177,598,434

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(990,851)

NET ASSETS – 100.0%		$176,607,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 04/30/20	AS OF 10/31/19

Information Technology	37.0%	36.0%
Consumer Discretionary	13.5	13.0
Industrials	10.9	12.9
Health Care	12.4	11.4
Communication Services	10.0	10.0
Investment Company	3.5	1.3
Materials	3.3	3.3
Consumer Staples	3.2	3.4
Financials	3.1	4.4
Real Estate	2.2	2.2
Exchange-Traded Fund	1.5	2.1

TOTAL INVESTMENTS	100.6%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 93.0%
Aerospace & Defense – 2.3%
14,250	Lockheed Martin Corp.	$ 5,544,105

Air Freight & Logistics – 1.8%
47,500	United Parcel Service, Inc. Class B	4,496,350

Beverages – 3.9%
40,000	PepsiCo, Inc.	5,291,600
95,000	The Coca-Cola Co.	4,359,550

		9,651,150

Biotechnology – 6.3%
35,500	Amgen, Inc.	8,492,310
83,000	Gilead Sciences, Inc.	6,972,000

		15,464,310

Capital Markets – 9.2%
11,250	BlackRock, Inc.	5,647,950
40,500	CME Group, Inc.	7,217,505
113,000	Morgan Stanley	4,455,590
45,500	T. Rowe Price Group, Inc.	5,261,165

		22,582,210

Commercial Banks – 7.7%
62,500	JPMorgan Chase & Co.	5,985,000
339,000	People’s United Financial, Inc.	4,301,910
93,000	U.S. Bancorp.	3,394,500
181,500	Wells Fargo & Co.	5,272,575

		18,953,985

Communications Equipment – 2.2%
126,000	Cisco Systems, Inc.	5,339,880

Containers & Packaging – 3.5%
120,000	International Paper Co.	4,110,000
92,000	Sonoco Products Co.	4,493,280

		8,603,280

Distributors – 1.7%
53,000	Genuine Parts Co.	4,201,840

Diversified Telecommunication Services – 5.3%
253,500	AT&T, Inc.	7,724,145
91,500	Verizon Communications, Inc.	5,256,675

		12,980,820

Electric Utilities – 3.2%
93,000	Duke Energy Corp.	7,873,380

Electrical Equipment – 1.7%
75,000	Emerson Electric Co.	4,277,250

Equity Real Estate Investment Trusts (REITs) – 1.8%
67,500	WP Carey, Inc.	4,440,150

Food Products – 2.5%
103,500	General Mills, Inc.	6,198,615

Health Care Providers & Services – 1.8%
73,500	CVS Health Corp.	4,523,925

Hotels, Restaurants & Leisure – 2.2%
28,500	McDonald’s Corp.	5,345,460

Shares	Description	Value

Common Stocks – (continued)
Household Products – 4.4%
40,000	Kimberly-Clark Corp.	$ 5,539,200
44,500	The Procter & Gamble Co.	5,245,215

		10,784,415

Industrial Conglomerates – 2.0%
33,000	3M Co.	5,013,360

Insurance – 3.2%
113,500	MetLife, Inc.	4,095,080
104,500	Principal Financial Group, Inc.	3,804,845

		7,899,925

IT Services – 3.8%
38,000	International Business Machines Corp.	4,771,280
65,500	Paychex, Inc.	4,488,060

		9,259,340

Machinery – 1.9%
39,500	Caterpillar, Inc.	4,597,010

Multi-Utilities – 3.2%
100,500	Dominion Energy, Inc.	7,751,565

Oil, Gas & Consumable Fuels – 3.3%
88,500	Chevron Corp.	8,142,000

Pharmaceuticals – 9.6%
59,500	Johnson & Johnson	8,927,380
62,000	Merck & Co., Inc.	4,919,080
253,500	Pfizer, Inc.	9,724,260

		23,570,720

Semiconductors & Semiconductor Equipment – 2.2%
46,000	Texas Instruments, Inc.	5,339,220

Specialty Retail – 2.3%
25,500	The Home Depot, Inc.	5,605,665

TOTAL COMMON STOCKS
(Cost $223,254,998)		$228,439,930

Exchange Traded Fund – 4.3%
95,000	iShares Russell 1000 Value Index Fund
(Cost $12,696,917)		$ 10,475,650

Shares	Dividend Rate	Value

Investment Company – 2.4%
State Street Institutional US Government Money Market Fund — Premier Class
5,857,317	0.191%	$5,857,317
(Cost $5,857,317)

TOTAL INVESTMENTS – 99.7%
(Cost $241,809,232)		$244,772,897

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		734,561

NET ASSETS – 100.0%		$245,507,458

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

PORTFOLIO COMPOSITION

	AS OF 4/30/20	AS OF 10/31/19

Financials	20.1%	20.4%
Health Care	17.7	15.1
Consumer Staples	10.8	7.4
Industrials	9.7	9.5
Information Technology	8.2	7.5
Utilities	6.4	3.9
Consumer Discretionary	6.2	9.5
Communication Services	5.3	4.8
Exchanged Traded Fund	4.3	3.4
Materials	3.5	3.9
Energy	3.3	8.8
Investment Company	2.4	1.5
Real Estate	1.8	3.9

TOTAL INVESTMENTS	99.7%	99.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.4%
Aerospace & Defense – 1.8%
20,600	HEICO Corp.	$ 1,804,560
5,665	TransDigm Group, Inc.	2,056,848

		3,861,408

Air Freight & Logistics – 1.2%
34,730	CH Robinson Worldwide, Inc.	2,462,357

Building Products – 1.0%
27,290	Armstrong World Industries, Inc.	2,103,513

Capital Markets – 4.9%
8,845	FactSet Research Systems, Inc.	2,432,375
18,665	Morningstar, Inc.	2,910,994
7,805	MSCI, Inc.	2,552,235
22,480	T. Rowe Price Group, Inc.	2,599,362

		10,494,966

Chemicals – 1.2%
37,050	RPM International, Inc.	2,460,490

Commercial Banks – 0.6%
38,290	Comerica, Inc.	1,334,789

Commercial Services & Supplies – 1.3%
67,617	Rollins, Inc.	2,704,680

Communications Equipment – 1.0%
15,290	Motorola Solutions, Inc.	2,198,855

Containers & Packaging – 1.2%
87,280	Sealed Air Corp.	2,495,335

Distributors – 1.2%
12,310	Pool Corp.	2,605,535

Diversified Consumer Services – 2.0%
17,795	Bright Horizons Family Solutions, Inc.*	2,072,228
61,060	Service Corp. International	2,243,344

		4,315,572

Diversified Financial Services – 1.2%
55,600	Voya Financial, Inc.	2,511,452

Electrical Equipment – 2.5%
31,460	AMETEK, Inc.	2,638,550
14,170	Rockwell Automation, Inc.	2,684,932

		5,323,482

Electronic Equipment & Instruments – 5.0%
28,775	Amphenol Corp. Class A	2,539,682
22,540	CDW Corp.	2,497,432
67,460	FLIR Systems, Inc.	2,927,764
12,140	Zebra Technologies Corp. Class A*	2,788,072

		10,752,950

Entertainment* – 1.2%
338,000	Zynga, Inc. Class A	2,548,520

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 3.0%
24,850	Extra Space Storage, Inc.	$ 2,192,764
31,530	Lamar Advertising Co. Class A	1,817,705
8,610	SBA Communications Corp.	2,496,211

		6,506,680

Food Products – 3.6%
52,260	Campbell Soup Co.	2,611,955
17,305	McCormick & Co., Inc.	2,714,116
17,195	The Hershey Co.	2,277,134

		7,603,205

Health Care Equipment & Supplies – 6.2%
56,380	Hologic, Inc.*	2,824,638
9,885	IDEXX Laboratories, Inc.*	2,744,076
8,075	The Cooper Cos., Inc.	2,315,103
20,635	Varian Medical Systems, Inc.*	2,360,231
15,555	West Pharmaceutical Services, Inc.	2,943,939

		13,187,987

Health Care Providers & Services – 2.3%
5,440	Chemed Corp.	2,266,141
16,620	Laboratory Corp. of America Holdings*	2,733,159

		4,999,300

Health Care Technology – 1.2%
37,150	Cerner Corp.	2,577,838

Hotels, Restaurants & Leisure – 3.6%
6,725	Domino’s Pizza, Inc.	2,433,980
42,005	Dunkin’ Brands Group, Inc.	2,639,594
136,035	The Wendy’s Co.	2,701,655

		7,775,229

Household Products – 1.2%
36,215	Church & Dwight Co., Inc.	2,534,688

Industrial Conglomerates – 1.0%
17,115	Carlisle Cos., Inc.	2,070,230

IT Services – 15.1%
24,135	Akamai Technologies, Inc.*	2,358,231
38,775	Black Knight, Inc.*	2,736,352
33,300	Booz Allen Hamilton Holding Corp.	2,445,552
23,500	Broadridge Financial Solutions, Inc.	2,726,000
24,340	Euronet Worldwide, Inc.*	2,233,438
23,320	Fiserv, Inc.*	2,403,359
10,725	FleetCor Technologies, Inc.*	2,587,406
75,760	Genpact Ltd.	2,608,417
38,900	GoDaddy, Inc. Class A*	2,700,827
15,085	Jack Henry & Associates, Inc.	2,467,152
34,695	Paychex, Inc.	2,377,301
12,950	VeriSign, Inc.*	2,712,896
13,475	WEX, Inc.*	1,783,012

		32,139,943

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 4.9%
30,900	Agilent Technologies, Inc.	$ 2,368,794
12,225	Bio-Techne Corp.	2,750,625
20,605	IQVIA Holdings, Inc.*	2,938,067
3,455	Mettler-Toledo International, Inc.*	2,487,393

		10,544,879

Machinery – 6.6%
44,090	Fortive Corp.	2,821,760
48,685	Graco, Inc.	2,174,272
18,105	IDEX Corp.	2,781,471
17,560	Nordson Corp.	2,825,580
23,555	The Middleby Corp.*	1,310,365
35,315	The Toro Co.	2,253,450

		14,166,898

Multiline Retail – 1.3%
16,210	Dollar General Corp.	2,841,613

Professional Services* – 1.2%
3,905	CoStar Group, Inc.	2,531,455

Road & Rail – 1.1%
23,125	Landstar System, Inc.	2,389,044

Semiconductors & Semiconductor Equipment – 2.4%
45,395	Maxim Integrated Products, Inc.	2,495,817
13,030	Monolithic Power Systems, Inc.	2,604,827

		5,100,644

Software – 9.7%
9,885	ANSYS, Inc.*	2,588,190
34,030	Cadence Design Systems, Inc.*	2,760,854
16,530	Citrix Systems, Inc.	2,397,015
11,630	Palo Alto Networks, Inc.*	2,285,411
38,580	PTC, Inc.*	2,671,665
154,785	SolarWinds Corp.*	2,628,249
17,800	Synopsys, Inc.*	2,796,736
7,880	Tyler Technologies, Inc.*	2,527,037

		20,655,157

Specialty Retail – 2.6%
23,455	Advance Auto Parts, Inc.	2,835,944
27,285	Tractor Supply Co.	2,767,518

		5,603,462

Textiles, Apparel & Luxury Goods – 1.1%
32,310	Columbia Sportswear Co.	2,355,076

TOTAL COMMON STOCKS
(Cost $175,101,267)		$ 203,757,232

Exchange Traded Fund – 3.2%
48,505	iShares Russell Midcap Growth Index Fund
Cost $6,546,292)		$ 6,823,684

Shares	Dividend Rate	Value

Investment Company – 1.4%
State Street Institutional US Government Money Market Fund — Premier Class
3,033,198	0.191%	$3,033,198
(Cost $3,033,198)

TOTAL INVESTMENTS – 100.0%
(Cost $184,680,757)		$213,614,114

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(73,381)

NET ASSETS – 100.0%		$213,540,733

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 04/30/20	AS OF 10/31/19

Information Technology	33.2%	31.5%
Industrials	17.6	19.1
Health Care	14.7	11.8
Consumer Discretionary	11.9	14.2
Financials	6.7	7.1
Consumer Staples	4.8	2.4
Exchange Traded Fund	3.2	3.3
Real Estate	3.0	3.5
Materials	2.3	2.4
Investment Company	1.4	1.2
Communication Services	1.2	3.4

TOTAL INVESTMENTS	100.0%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 43.4%
Aerospace/Defense – 0.5%
Boeing Co.(a)
$ 3,000,000	5.805%		05/01/50	$3,000,000

United Technologies Corp.
2,000,000	5.700		04/15/40	2,854,954

				5,854,954

Auto Manufacturers – 1.8%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,969,971

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,585,000

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,122,325

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,166,274

General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	1,900,642

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,072,064

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,362,493

				22,178,769

Banks – 7.3%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,241,204
(3M USD LIBOR + 1.040%)
3,749,000	3.419	(a)(c)	12/20/28	4,023,698

BB&T Corp.(a)
5,455,000	2.500		08/01/24	5,625,375

Citigroup, Inc.
3,000,000	5.500		09/13/25	3,438,232
3,500,000	4.450		09/29/27	3,834,041

Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,206,244

Credit Suisse AG
3,000,000	3.000		10/29/21	3,076,422

Deutsche Bank AG
2,000,000	3.125		01/13/21	1,998,463

HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,431,103

HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,132,053
JPMorgan Chase & Co.(c)
(3M USD LIBOR + 0.610%)
1,500,000	3.514	(a)	06/18/22	1,535,246
(3M USD LIBOR + 1.000%)
150,000	1.991		04/26/23	147,087
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)	05/06/30	1,824,509
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)	12/05/29	2,310,614
(3M USD LIBOR + 3.470%)
1,222,000	4.230	(a)	12/29/49	1,118,130

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
KeyBank NA
$ 5,700,000	3.400%		05/20/26	$5,970,142

Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,696,061

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,233,263

Morgan Stanley
4,375,000	4.100		05/22/23	4,619,984

Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,992,178

PNC Bank NA(a)
2,500,000	2.950		01/30/23	2,604,906

The PNC Financial Services Group, Inc.(a)
3,750,000	3.150		05/19/27	4,083,575
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(c)	07/29/49	2,535,950

U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,220,803
UBS Group Funding Switzerland AG(a)(b)(c)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,805,755

Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,700,629
1,500,000	4.650		11/04/44	1,759,041
5,000,000	4.750		12/07/46	5,927,627

Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,484,525

				89,576,860

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.(a)
6,000,000	4.439		10/06/48	6,524,934

PepsiCo, Inc.(a)
2,190,000	4.450		04/14/46	2,889,825

The Coca Cola Co.
2,325,000	1.450		06/01/27	2,325,546

				11,740,305

Biotechnology – 0.2%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,992,265

Chemicals(a) – 0.6%
Air Products and Chemicals, Inc.
2,000,000	1.850		05/15/27	2,026,387

PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,425,815

Praxair, Inc.
2,740,000	3.200		01/30/26	2,984,768

				7,436,970

Commercial Services – 1.0%
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,636,264

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Northwestern University
$ 1,000,000	4.643%		12/01/44	$1,333,415

The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	3,870,227

				11,839,906

Distribution/Wholesale(a) – 0.2%
WW Grainger, Inc.
2,260,000	4.600		06/15/45	2,784,608

Diversified Financial Services – 3.2%
Air Lease Corp.(a)
2,500,000	3.000		09/15/23	2,295,701

Aircastle Ltd.(a)
1,000,000	4.250		06/15/26	857,273

American Express Co.(a)
3,115,000	3.125		05/20/26	3,347,097

Brookfield Finance, Inc.(a)
2,000,000	4.250		06/02/26	2,094,782
Capital One Bank USA NA(a)(c)
(SOFR + 0.911%)
4,000,000	2.280		01/28/26	3,851,011

CDP Financial, Inc.(b)
1,000,000	3.150		07/24/24	1,091,425

CME Group, Inc.
1,685,000	3.000		09/15/22	1,764,290

Franklin Resources, Inc.
5,000,000	2.850		03/30/25	5,257,290

Invesco Finance PLC
6,509,000	3.125		11/30/22	6,620,714

Janus Capital Group, Inc.(a)
3,000,000	4.875		08/01/25	3,174,912

Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,514,497

TD Ameritrade Holding Corp.(a)
1,225,000	2.750		10/01/29	1,262,689

The Charles Schwab Corp.
2,500,000	3.225		09/01/22	2,590,983

				38,722,664

Electric – 3.8%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,927,286

Consumers Energy Co.(a)
3,290,000	3.950		07/15/47	4,193,365

Duke Energy Progress LLC(a)
2,000,000	2.800		05/15/22	2,065,138

Emerson Electric Co.
2,000,000	1.800	(a)	10/15/27	1,992,345
1,000,000	6.125		04/15/39	1,422,796

Entergy Louisiana LLC(a)
3,000,000	3.780		04/01/25	3,227,921

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Gulf Power Co.(a)
$ 1,250,000	4.550%		10/01/44	$1,527,514

Louisville Gas & Electric Co.(a)
1,850,000	4.650		11/15/43	2,301,784

National Grid USA
3,375,000	8.000		11/15/30	4,758,669

Ohio Power Co.
2,870,000	5.850		10/01/35	4,028,346

Pacific Gas & Electric Co.(e)
2,000,000	6.350		02/15/38	2,250,000

PacifiCorp
1,900,000	6.100		08/01/36	2,647,465

PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,343,218

PSEG Power LLC
5,500,000	8.625		04/15/31	7,364,118

Southern California Edison Co.
1,000,000	5.550		01/15/37	1,246,048

Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	3,280,503

				46,576,516

Electronics(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,440,405

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,728,426

Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,050,471

Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,022,917

				7,801,814

Healthcare-Services – 2.5%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,011,391

Ascension Health
3,000,000	2.532	(a)	11/15/29	3,115,912
1,500,000	3.945		11/15/46	1,751,341

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,396,752

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,442,170

Mayo Clinic
2,600,000	3.774		11/15/43	2,913,527

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,125,749
4,990,000	3.823		06/01/27	5,289,244

				30,046,086

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 3.9%
American International Group, Inc.(a)
$ 2,000,000	3.750%		07/10/25	$2,134,619

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,136,295

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	5,314,570

Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	2,019,099

Loews Corp.
3,000,000	6.000		02/01/35	4,095,865

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,282,283

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,122,655

Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,391,745

New York Life Global Funding(b)
2,000,000	2.000		04/13/21	2,019,113
Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,107,160

Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,174,127
2,000,000	3.950	(a)	09/15/26	2,145,881

Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,707,311

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,578,491

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,536,413

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,996,078

Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,890,545

				47,652,250

Internet(a) – 0.1%
Booking Holdings, Inc.
1,750,000	3.600		06/01/26	1,828,731

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,334,197

Media – 0.6%
CBS Corp.
2,500,000	7.875		09/01/23	2,857,904

Comcast Corp.
1,250,000	6.400		05/15/38	1,817,889

The Walt Disney Co.
1,000,000	3.700		03/23/27	1,131,829
1,000,000	7.125		04/08/28	1,300,133

				7,107,755

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Metals & Mining – 0.3%
The Timken Co.
$ 2,750,000	6.875%		05/08/28	$3,313,624

Miscellaneous Manufacturing – 0.5%
General Electric Co.
1,500,000	4.500		03/11/44	1,527,827

(3M USD LIBOR + 3.330%)
1,894,000	5.000	(a)(c)	12/29/49	1,551,896

Siemens Financieringsmaatschappij NV(b)
3,000,000	2.700		03/16/22	3,085,181

				6,164,904

Oil-Field Services – 2.5%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	1,916,107
1,360,000	7.375		08/15/47	1,017,345

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,334,641

Equinor ASA
1,795,000	6.800		01/15/28	2,288,331

Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,118,915

Halliburton Co.(a)
5,000,000	5.000		11/15/45	4,058,885

HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	3,937,451

Phillips 66(a)
3,000,000	4.650		11/15/34	3,226,425

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,032,746

Tosco Corp.
2,095,000	8.125		02/15/30	2,928,213

				30,859,059

Paper and Forest Products – 0.8%

Georgia-Pacific LLC(a)(b)
5,000,000	2.100		04/30/27	5,001,132

International Paper Co.
2,925,000	8.700		06/15/38	4,467,126

				9,468,258

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)(b)
3,250,000	3.900		02/20/28	3,788,357

CVS Pass-Through Trust(b)
2,583,096	7.507		01/10/32	3,047,256

Johnson & Johnson
4,970,000	5.950		08/15/37	7,465,288

Pfizer, Inc.
2,900,000	7.200		03/15/39	4,858,753

				19,159,654

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 1.7%
Buckeye Partners LP(a)
$ 2,000,000	4.350%		10/15/24	$1,840,000

DCP Midstream Operating LP
3,397,000	8.125		08/16/30	2,649,660

Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	2,708,347

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,743,425

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	758,699
1,450,000	7.625		04/01/37	1,752,555

TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,779,205

Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,194,000

				21,425,891

Real Estate – 4.5%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,583,346

ERP Operating LP(a)
1,505,000	2.850		11/01/26	1,590,466

Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	1,934,861
1,700,000	3.600		06/01/27	1,797,368

National Retail Properties, Inc.(a)
1,000,000	3.900		06/15/24	1,019,845

Office Properties Income Trust(a)
4,000,000	4.250		05/15/24	3,766,769

Omega Healthcare Investors, Inc.(a)
4,500,000	4.750		01/15/28	4,413,421

Piedmont Operating Partnership LP(a)
1,290,000	3.400		06/01/23	1,264,567
2,800,000	4.450		03/15/24	2,809,433

Post Apartment Homes LP(a)
1,500,000	3.375		12/01/22	1,512,727

SBA Tower Trust(b)
5,000,000	2.877	(a)	07/09/21	5,022,487
3,520,000	3.448		03/15/23	3,575,088
1,575,000	2.836		01/15/25	1,603,943

Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750		03/23/27	3,983,452

Simon Property Group LP(a)
2,815,000	3.750		02/01/24	2,843,798
3,000,000	4.750		03/15/42	3,096,745

STORE Capital Corp.(a)
2,000,000	4.500		03/15/28	1,947,966

UDR, Inc.(a)
2,640,000	3.750		07/01/24	2,630,359

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Ventas Realty LP(a)
$ 2,910,000	3.500%		02/01/25	$2,876,976

VEREIT Operating Partnership LP(a)
2,400,000	3.950		08/15/27	2,264,430

Washington Real Estate Investment Trust(a)
1,580,000	3.950		10/15/22	1,557,326

Weingarten Realty Investors(a)
1,000,000	3.850		06/01/25	1,015,501

				55,110,874

Semiconductors(a) – 1.0%
Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,169,331

QUALCOMM, Inc.
2,930,000	3.250		05/20/27	3,199,621

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,523,883

				11,892,835

Software(a) – 0.2%
Adobe, Inc.
2,000,000	2.150		02/01/27	2,095,897

Telecommunications – 1.3%
AT&T, Inc.(a)
4,380,000	3.600		07/15/25	4,700,617

Bell Canada, Inc.(a)
2,600,000	4.464		04/01/48	3,242,657

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,105,000

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,616,606

				15,664,880

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,550,942

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,759,606
1,310,000	2.450	(a)	05/01/50	1,274,803

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,779,936
2,500,000	6.125	(a)(f)	09/15/15	3,785,026

Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,216,013
1,500,000	4.700		05/01/48	1,783,332

The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	608,007

				14,757,665

TOTAL CORPORATE OBLIGATIONS
(Cost $501,362,765)				$528,828,596

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 18.2%
Collateralized Mortgage Obligations – 15.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(g)
$ 143,476	3.868%	04/25/35	$139,486

Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(g)
2,593,757	3.500	11/25/44	2,630,566

Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(g)
750,443	3.000	04/25/45	750,163

Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(g)
1,139,516	3.500	12/25/45	1,139,122

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
929,166	3.500	03/25/46	943,623

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
29,305	5.500	11/25/20	28,787

Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
7,910	6.000	04/25/36	7,868

Bear Stearns Alt-A Trust Series 2004-8, Class 1A(c)

(1M USD LIBOR + 0.700%)
70,076	1.187	09/25/34	69,833

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
1,152,139	3.926	11/25/35	912,542

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(h)
235,735	5.750	01/25/34	233,107

Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
3,421	5.500	08/25/21	3,398

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
577,490	6.750	08/25/34	597,045

Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
146,470	4.369	12/25/35	131,309

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
73,994	3.989	04/25/37	64,009

Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(g)
936,078	3.500	06/25/58	954,139

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
24,875	5.250	09/25/19	24,823

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
15,063	6.500	08/25/32	15,131

Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
16,715	6.000	07/25/37	16,504

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-27, Class 2A1
$ 579,900	5.500%	12/25/35	$419,370

Countrywide Home Loans Trust Series 2005-6, Class 2A1
98,972	5.500	04/25/35	90,297

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)
(1M USD LIBOR + 0.540%)
717,851	1.027	03/25/35	649,852

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
163,747	5.250	07/25/33	171,060

CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
240,354	5.500	07/25/35	239,527

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
10,277,149	2.500	07/25/28	10,307,640

CSMC Trust Series 2014-WIN2, Class A3(b)(c)(g)
2,057,852	3.500	10/25/44	2,074,933

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
3,421,098	3.500	10/25/47	3,511,068

CSMC Trust Series 2017-HL2, Class A3(b)(c)(g)
2,779,005	3.500	10/25/47	2,799,196

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
2,049,844	3.000	06/25/43	2,101,432

FHLMC REMIC Series 1579, Class PM
34,499	6.700	09/15/23	37,037

FHLMC REMIC Series 2103, Class TE
41,810	6.000	12/15/28	48,059

FHLMC REMIC Series 2110, Class PG
192,420	6.000	01/15/29	218,604

FHLMC REMIC Series 2391, Class Z
532,310	6.000	12/15/31	601,020

FHLMC REMIC Series 2603, Class C
124,419	5.500	04/15/23	129,306

FHLMC REMIC Series 2866, Class DH
41,148	4.000	09/15/34	41,580

FHLMC REMIC Series 4088, Class EP
2,873,096	2.750	09/15/41	2,982,133

FHLMC REMIC Series 4272, Class DG
1,006,354	3.000	04/15/43	1,057,717

FHLMC REMIC Series 4370, Class PA
864,074	3.500	09/15/41	920,466

FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	282,480

FHLMC REMIC Series 4710, Class WA
454,083	3.500	03/15/44	464,248

FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,442,149

FHLMC REMIC Series 4770, Class JH
1,227,658	4.500	10/15/45	1,293,273

FHLMC REMIC Series 4792, Class AC
790,328	3.500	05/15/48	832,934

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4840, Class MB
$ 8,505,855	4.500%	09/15/46	$9,334,185

FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,675,226

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
976,147	5.500	05/25/35	826,294

Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(g)
1,131,238	3.500	10/25/47	1,145,548

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
6,263,680	3.500	04/25/48	6,487,989

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
4,680,531	3.500	10/25/49	4,752,908

FNMA REMIC Series 2001-45, Class WG
37,956	6.500	09/25/31	42,316

FNMA REMIC Series 2003-117, Class KB
2,203,505	6.000	12/25/33	2,602,048

FNMA REMIC Series 2003-14, Class AP
24,071	4.000	03/25/33	25,316

FNMA REMIC Series 2004-53, Class NC
176,266	5.500	07/25/24	186,034

FNMA REMIC Series 2015-2, Class PA
2,959,424	2.250	03/25/44	3,046,579

FNMA REMIC Series 2015-30, Class JA
2,274,969	2.000	05/25/45	2,339,629

FNMA REMIC Series 2016-16, Class PD
3,419,921	3.000	12/25/44	3,589,725

FNMA REMIC Series 2017-110, Class A
9,700,793	3.500	03/25/38	10,104,251

FNMA REMIC Series 2019-78, Class VD
1,643,000	3.000	01/25/40	1,766,390

FNMA Series 2003-W6, Class 3A
80,194	6.500	09/25/42	94,261

GNMA REMIC Series 2015-167, Class KM
268,402	3.000	12/20/43	283,237

GNMA REMIC Series 2015-94, Class AT
896,593	2.250	07/16/45	933,435

GNMA REMIC Series 2016-129, Class W
951,250	2.500	07/20/46	997,658

GNMA REMIC Series 2018-160, Class GE
1,108,493	4.500	01/20/47	1,151,786

GNMA REMIC Series 2018-37, Class KT
1,187,536	3.500	03/20/48	1,273,437

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
389,829	0.827	12/25/34	348,035

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
85,632	3.679	06/25/34	77,084

Impac CMB Trust Series 2003-2F, Class A(h)
231,676	5.730	01/25/33	241,923

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
$ 449,708	1.127%	09/25/34	$420,477

Impac CMB Trust Series 2004-4, Class 2A2(h)
1,576,385	4.865	09/25/34	1,677,526

Impac Secured Assets Corp. Series 2004-2, Class A6(h)
7,333	4.090	08/25/34	7,291

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,008,383	6.000	03/25/36	723,182

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
220,445	3.737	04/25/37	183,134

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
1,590,741	3.388	07/25/43	1,633,991

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
1,505,524	3.000	06/25/29	1,524,546

JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(g)
1,613,677	3.500	10/25/45	1,622,384

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
6,821,181	3.500	08/25/47	6,945,786

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
1,955,428	3.500	11/25/48	1,985,003

JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(g)
1,311,475	3.500	11/25/48	1,329,082

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
5,752,567	3.500	12/25/48	5,990,827

JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(g)
2,980,923	3.500	10/25/48	3,018,104

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
419,005	4.097	07/25/33	381,108

Master Alternative Loans Trust Series 2004-4, Class 1A1
94,662	5.500	05/25/34	98,352

Master Alternative Loans Trust Series 2004-4, Class 8A1
573,176	6.500	05/25/34	601,130

Master Alternative Loans Trust Series 2004-9, Class A6(h)
4,639	5.643	08/25/34	4,647

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
2,624,273	3.500	03/25/48	2,711,444

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
134,985	3.277	03/25/33	125,149

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
696,849	5.365	11/25/35	569,145

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
723,584	6.000	08/25/37	471,188

NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(g)
1,215,735	3.250	07/25/43	1,217,331

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
970,437	4.000	05/27/49	1,017,620

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
$ 492,874	3.235%	05/25/38	$453,465

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
295,408	4.578	11/25/21	243,277

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
18,257	4.671	07/25/35	17,810

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
182,123	0.987	07/25/35	138,703

Residential Asset Securitization Trust Series 2004-A6, Class A1
5,926	5.000	08/25/19	5,919

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
101,406	5.500	11/25/35	91,544

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
3,892,904	3.000	07/25/56	4,093,185

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,322,206

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
292,372	1.338	11/20/34	257,711

Sequoia Mortgage Trust Series 2012-2, Class A3(c)(g)
790,890	3.500	04/25/42	804,907

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
1,931,602	1.874	02/25/43	1,890,276

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
3,651,269	2.500	05/25/43	3,652,299

Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(g)
2,404,986	3.500	05/25/45	2,426,333

Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(g)
2,028,442	3.500	07/25/45	2,040,006

Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(g)
1,448,887	3.000	07/25/45	1,449,675

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
1,575,019	3.000	11/25/30	1,587,536

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
2,173,801	3.500	11/25/46	2,232,850

Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(g)
4,126,204	3.500	02/25/47	4,186,243

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
2,484,909	3.500	08/25/47	2,542,260

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
6,906,728	3.500	09/25/47	7,092,365

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
2,267,684	3.500	02/25/48	2,320,189

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
6,119,644	3.500	10/25/47	6,270,384

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
$ 520,750	3.718%	10/25/34	$503,138

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
91,538	3.835	04/25/34	84,315

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
186,930	3.665	10/25/33	173,453

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
239,506	3.739	11/25/33	225,623

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
189,081	4.071	11/25/33	170,055

Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
32,443	5.500	06/25/20	29,297

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
6,546,597	3.500	08/20/45	6,747,317

WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(g)
1,248,134	3.500	08/20/45	1,251,696

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
3,375,650	3.500	01/20/46	3,456,211

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $186,791,780)			$190,720,825

Commercial Mortgage Obligations – 0.9%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
$ 83,023	2.674%	04/10/48	$82,978

Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
944,054	3.147	02/10/47	944,105

Commercial Mortgage Trust Series 2014-CR15, Class A2
1,475,045	2.928	02/10/47	1,477,363

GNMA REMIC Series 2013-68, Class B(c)(g)
1,040,000	2.500	08/16/43	1,076,656

JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046	04/15/47	13,689

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579	03/10/49	3,024,593

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
4,082,860	2.739	04/15/48	4,079,575

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $10,753,652)			$10,698,959

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 1.7%
FHLMC
$ 109,026	7.000%		05/01/26	$119,929
19,809	7.500		12/01/30	23,999
24,790	7.500		01/01/31	29,614
54,003	7.000		08/01/31	63,119
625,377	5.000		05/01/33	707,319
1,014,311	4.000		06/01/42	1,127,472
1,538,243	3.000		06/01/45	1,600,805
(1 Year CMT + 2.229%)
94,895	4.713	(c)	05/01/34	98,244
(12M USD LIBOR + 1.600%)
2,200,606	2.786	(c)	07/01/45	2,275,442
(12M USD LIBOR + 1.841%)
78,521	3.842	(c)	01/01/36	79,042

FNMA
15,114	9.000		02/01/25	15,384
852,843	2.500		05/01/28	892,045
5,107	8.000		07/01/28	5,149
1,181,619	4.500		01/01/48	1,247,347
(12M USD LIBOR + 1.584%)
764,131	2.629	(c)	12/01/45	783,832
(12M USD LIBOR + 1.740%)
59,449	3.925	(c)	10/01/34	59,770
(12M USD LIBOR + 1.760%)
78,275	3.760	(c)	02/01/35	78,877
(6M USD LIBOR + 1.413%)
17,956	3.288	(c)	02/01/33	18,099

GNMA
18,519	8.000		02/15/22	19,138
16,283	7.500		08/20/25	17,875
75,631	7.500		07/20/26	85,961
38,770	6.500		04/15/31	43,057
122,861	6.500		05/15/31	138,565
3,501,693	2.500		06/20/31	3,596,092
811,620	5.000		02/20/49	875,433

UMBS
7,328	6.500		03/01/26	8,163
18,263	6.500		10/01/28	20,511
29,111	6.000		07/01/29	32,338
10,541	7.500		09/01/29	10,684
30,204	7.000		03/01/31	34,325
4,926	7.500		03/01/31	5,608
15,966	7.000		11/01/31	16,655
29,138	7.000		01/01/32	29,811
72,318	6.000		12/01/32	80,365
25,387	5.000		07/01/33	27,576
2,103,825	3.500		08/01/35	2,260,667
4,100,048	5.000		08/01/48	4,557,851

TOTAL FEDERAL AGENCIES
(Cost $ 20,480,286)				$21,086,163

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $218,025,718)				$222,505,947

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 15.8%
Automotive(b) – 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$4,887,996

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	3,952,031

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	9,853,481

Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	7,002,762

Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,520,092

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,103,872

Hertz Vehicle Financing II LP Series 2019-1A, Class A
4,500,000	3.710	03/25/23	4,342,910

			37,663,144

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,696,316

Home Equity – 0.9%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)
(1M USD LIBOR + 0.780%)
827,493	1.267	01/25/35	790,273

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(h)
591,972	4.188	05/25/34	593,355

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(h)
213,348	4.250	09/25/33	218,368

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
3,024,629	1.162	12/25/34	2,757,250

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
4,534,185	4.000	08/27/57	4,736,858

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(h)
918,448	5.140	11/25/35	940,206

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(h)
1,336,336	7.490	07/25/29	1,350,680

			11,386,990

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
355,336	6.220	03/01/30	360,617

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6(c)(g)
$ 44,382	6.760%	03/01/30	$45,015

Mid-State Trust Series 2011, Class A1
173,339	4.864	07/15/38	175,920

			581,552

Other – 9.0%
AFN LLC Series 2019-1A, Class A1(b)
4,954,167	3.780	05/20/49	4,842,661

ARL Second LLC Series 2014-1A, Class A1(b)
1,164,783	2.920	06/15/44	1,142,108

CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,308,333	3.960	02/25/43	4,139,319

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(h)
1,225,727	5.907	06/25/32	1,198,576

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
4,269,292	0.947	12/25/33	3,638,682

CLI Funding LLC Series 2018-1A, Class A(b)
986,012	4.030	04/18/43	948,775

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M LIBOR + 0.200%)
487,306	0.687	02/25/37	402,838

Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
300,000	3.080	04/18/28	291,399

Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
1,990,741	3.270	11/18/29	1,950,656

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,337,500	4.118	07/25/47	6,542,328

Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
1,860,798	3.850	04/15/37	1,781,986

Global SC Finance SRL Series 2013-1A, Class A(b)
882,000	2.980	04/17/28	857,918

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(b)
655,645	2.600	06/15/21	658,126

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
3,436,440	2.737	08/25/44	3,241,511

Home Partners of America Trust Series 2019-1, Class A(b)
7,703,885	2.908	09/17/39	7,819,892

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
4,191,795	1.714	06/17/37	4,048,823

Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,862,500	3.610	07/30/47	4,857,881
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)
(1M USD LIBOR + 0.620%)
194,018	1.107	08/25/33	178,092

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
$ 2,709,230	2.980%	01/15/45	$2,676,434

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,675,869

NP SPE II LLC Series 2016-1A, Class A1(b)
2,502,357	4.164	04/20/46	2,568,807

Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
4,558,830	3.670	08/25/27	4,495,777

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,334,160

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
382,412	1.612	06/25/33	373,659

Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(h)
287,504	5.750	06/25/35	289,786

TAL Advantage V LLC Series 2014-3A, Class A(b)
2,291,667	3.270	11/21/39	2,208,809

Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(g)
5,000,000	3.250	11/25/60	5,050,129

Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(g)
1,777,996	2.750	04/25/55	1,782,331

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
711,422	3.000	08/25/55	717,648

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
1,927,998	2.250	04/25/56	1,923,869

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,845,398

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,529,360
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,323,498

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,820,378	3.820	04/17/49	4,699,831

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,805,691

Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,467,500	4.072	02/16/43	1,487,908

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,962,500	3.783	06/15/49	2,876,469

Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,932,500	3.573	03/15/48	2,810,156

			110,017,160

Student Loan – 2.2%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
1,139,001	2.890	06/25/40	1,157,340

DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
2,905,403	2.850	05/27/42	2,987,374

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Massachusetts Educational Financing Authority Series 2018-A, Class A
$ 3,598,058	3.850%	05/25/33	$3,748,996

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
3,440,044	2.650	12/15/28	3,462,098

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,125,000	3.190	02/18/42	1,130,060

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
1,445,690	2.740	10/25/32	1,451,816

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
2,476,346	2.490	01/25/36	2,479,087

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,066,072

South Carolina Student Loan Corp. Series 2015-A, Class A(c)
(1M USD LIBOR + 1.500%)
2,378,809	1.987	01/25/36	2,352,872

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
2,155,093	2.227	01/25/46	2,122,929

			26,958,644

TOTAL ASSET-BACKED SECURITIES
(Cost $194,006,564)			$192,303,806

U.S. Treasury Obligations – 10.4%

United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$6,873,047
5,000,000	2.750	08/15/42	6,508,398
9,000,000	2.750	11/15/42	11,714,063
4,000,000	2.500	02/15/45	5,048,750

United States Treasury Inflation Indexed Bonds
5,353,850	0.375	01/15/27	5,622,222
8,012,830	0.750	02/15/42	9,499,388

United States Treasury Notes
10,000,000	1.375	08/31/20	10,042,578
3,000,000	1.750	10/31/20	3,024,023
6,000,000	1.750	09/30/22	6,221,016
1,000,000	2.125	12/31/22	1,050,234
5,000,000	1.375	08/31/23	5,183,789
5,000,000	2.250	01/31/24	5,364,453
10,000,000	2.125	03/31/24	10,708,594
6,000,000	2.875	05/31/25	6,754,922
10,000,000	1.500	08/15/26	10,632,031
10,000,000	2.250	02/15/27	11,169,141
10,000,000	1.625	08/15/29	10,926,172

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $112,498,055)			$126,342,821

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 8.8%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,328,313

California – 1.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,627,400

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(i)
5,000,000	0.000	08/01/38	2,798,450

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,151,378

Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,836,776

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,439,670

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,851,137

San Mateo Union High School District GO Bonds Refunding Taxable Series B(a)
2,055,000	2.520	09/01/20	2,063,816

			23,768,627

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,872,995

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,315,701

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,585,785

			5,901,486

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,772,495

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,219,600

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,144,689

			5,136,784

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
$ 1,000,000	2.767%	06/01/37	$1,006,140

Kentucky – 0.7%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,070,400

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,965,689

			8,036,089

Michigan – 0.6%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,813,410

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,918,595

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,175,564

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,531,890

			7,439,459

Mississippi(a) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,508,379

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,558,225

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,059,168

			6,617,393

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,859,950

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,540,478

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,072,600

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 0.7%
New York GO Build America Bonds Series 2010
$ 2,000,000	4.908%	06/01/21	$2,073,860
1,055,000	5.008	06/01/22	1,121,159

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,708,193

New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,066,961

			7,970,173

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,789,335

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,737,230

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(i)
2,740,000	0.000	12/01/28	2,242,334

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,925,750

			9,694,649

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	571,171

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,438,287

			2,009,458

Pennsylvania(a) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,937,980

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,021,180

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	5,027,750

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,230,560

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $99,132,471)			$107,980,443

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Dividend Rate		Value

Investment Company – 2.1%
State Street Institutional US Government Money Market Fund — Premier Class
25,101,900	0.191%		$25,101,900
(Cost $25,101,900)

U.S. Government Agency Obligations – 1.4%
FFCB
2,860,000	5.190%	04/22/21	$2,996,924

FHLB
3,700,000	1.500	08/15/24	3,864,394
2,650,000	7.125	02/15/30	4,078,880

FNMA
5,550,000	1.625	10/15/24	5,809,516

New Valley Generation III
180,237	5.131	01/15/21	185,670

New Valley Generation V
534,709	4.929	01/15/21	545,041

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,050,403)			$17,480,425

TOTAL INVESTMENTS – 100.1%
(Cost $1,166,177,876)			$1,220,543,938

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,468,193)

NET ASSETS – 100.0%			$1,219,075,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2020.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is September 15, 2115.

(g)	Rate shown is that which is in effect on April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AG	—Aktiengesellschaft(German Corporation)
AMT	—AlternativeMinimum Tax
ASA	—Allmennaksjeselskap(Norwegian Public Company)
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
LLC	—LimitedLiability Company
LP	—LimitedPartnership
NA	—NationalAssociation
NV	—NaamlozeVennootschap (Dutch Public Company)
PLC	—PublicLimited Company
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMIC	—RealEstate Mortgage Investment Conduit
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/20	AS OF 10/31/19

Corporate Obligations	43.4%	41.8%
Asset-Backed Securities	15.8	18.0
Collateralized Mortgage Obligations	15.6	17.7
U.S. Treasury Obligations	10.4	7.2
Municipal Bond Obligations	8.8	8.6
Investment Company	2.1	0.8
U.S. Government Agency Obligations	1.4	1.4
Federal Agencies	1.7	2.1
Commercial Mortgage Obligations	0.9	1.9

TOTAL INVESTMENTS	100.1%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 56.9%
Collateralized Mortgage Obligations – 37.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 20,565	3.868%	04/25/35	$19,993

Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
4,009	4.717	09/20/34	3,646

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
102,739	4.031	11/25/33	92,359

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
45,572	4.536	11/25/34	40,046

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
24,581	4.630	09/25/34	21,684

Fannie Mae Grantor Trust Series 2011-T2, Class A1
653,667	2.500	08/25/51	675,322

FHLMC REMIC PAC Series 159, Class H
10	4.500	09/15/21	10

FHLMC REMIC PAC Series 2022, Class PE
9,976	6.500	01/15/28	11,252

FHLMC REMIC PAC Series 2109, Class PE
23,577	6.000	12/15/28	26,511

FHLMC REMIC PAC Series 23, Class PK
38,993	6.000	11/25/23	41,638

FHLMC REMIC PAC Series 4689, Class HA
475,088	3.500	06/15/43	501,992

FHLMC REMIC Series 2010-109, Class M
706,185	3.000	09/25/40	740,694

FHLMC REMIC Series 2012-112, Class AP
576,437	2.000	09/25/40	584,794

FHLMC REMIC Series 3816, Class HA
1,409,326	3.500	11/15/25	1,502,746

FHLMC REMIC Series 4467, Class DA
431,484	3.000	11/15/41	438,618

FHLMC REMIC Series 4640, Class LD
501,974	4.000	09/15/43	530,447

FHLMC REMIC Series 4713, Class DV
518,122	3.500	11/15/28	557,583

FHLMC REMIC Series 4776, Class C
354,864	4.500	03/15/43	361,984

FHLMC REMIC Series 4879, Class A
394,802	4.000	10/15/46	413,193

FNMA REMIC PAC Series 1992-129, Class L
9,303	6.000	07/25/22	9,676

FNMA REMIC PAC Series 1992-89, Class MA(c)
1,702	0.000	06/25/22	1,687

FNMA REMIC Series 1991-137, Class H
3,606	7.000	10/25/21	3,696

FNMA REMIC Series 1993-182, Class FA(a)
(10 Year CMT - 0.650%)
2,608	0.030	09/25/23	2,605

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2003-117, Class KB
$ 408,383	6.000%	12/25/33	$482,246

FNMA REMIC Series 2003-14, Class AP
32,364	4.000	03/25/33	34,038

FNMA REMIC Series 2011-146, Class NB
550,749	4.000	09/25/41	578,085

FNMA REMIC Series 2012-100, Class WA
584,412	1.500	09/25/27	592,258

FNMA REMIC Series 2012-110, Class CA
557,359	3.000	10/25/42	593,151

FNMA REMIC Series 2012-118, Class EB
622,643	1.500	11/25/27	630,014

FNMA REMIC Series 2013-112, Class G
502,715	2.125	07/25/40	515,161

FNMA REMIC Series 2015-15, Class CA
861,745	3.500	04/25/35	935,509

FNMA REMIC Series 2015-19, Class CA
598,432	3.500	01/25/43	632,200

FNMA REMIC Series 2015-2, Class PA
460,198	2.250	03/25/44	473,750

FNMA REMIC Series 2016-104, Class BA
487,801	3.000	01/25/47	521,901

FNMA REMIC Series 2016-53, Class BV
730,520	3.500	11/25/27	792,849

FNMA REMIC Series 2016-96, Class A
543,727	1.750	12/25/46	550,731

FNMA REMIC Series 2017-51, Class EA
555,945	3.000	11/25/42	572,304

FNMA REMIC Series 2017-7, Class JA
471,408	2.000	02/25/47	476,422

FNMA REMIC Series 2019-10, Class PT
551,033	3.500	03/25/49	597,302

FNMA REMIC Series 2019-68, Class B
701,261	3.000	11/25/49	737,404

GNMA REMIC Series 2009-65, Class AF
48,857	4.000	07/20/39	51,149

GNMA REMIC Series 2010-115, Class QJ
4,554	3.500	11/20/38	4,553

GNMA REMIC Series 2010-14, Class PA
30,741	3.000	02/20/40	32,259

GNMA REMIC Series 2010-89, Class GL
94,731	4.000	05/20/39	96,560

GNMA REMIC Series 2012-13, Class EG
1,223,698	2.000	10/20/40	1,264,214

GNMA REMIC Series 2013-188, Class LE
1,004,334	2.500	11/16/43	1,047,610

GNMA REMIC Series 2014-131, Class DM
461,642	3.000	02/20/44	485,493

GNMA REMIC Series 2015-65, Class BD
587,338	2.250	05/20/45	612,032

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-94, Class AT
400,540	2.250	07/16/45	416,999

GNMA REMIC Series 2019-21, Class MA
$ 765,585	3.500%	09/20/47	$828,781

GSR Mortgage Loan Trust Series 2003-6F, Class A1
15,435	3.000	09/25/32	15,154

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
71,663	0.927	05/25/35	58,441

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
338,204	3.906	01/25/36	315,501
Impac CMB Trust Series 2003-2F, Class A(d)
143,419	5.730	01/25/33	149,762

Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
5,601	1.387	10/25/33	5,486

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
49,810	1.227	11/25/34	48,017

Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
56,824	1.287	04/25/35	49,856

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.350%)
335,684	0.837	05/25/36	286,597

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
44,779	4.102	10/25/34	40,337

Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
103,222	1.027	12/25/35	92,543

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
55,992	4.352	04/21/34	53,410

Master Alternative Loans Trust Series 2004-9, Class A6(d)
984	5.643	08/25/34	986

MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
404,951	1.127	02/25/35	379,583

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
348,317	1.267	02/25/35	327,172

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
16,948	4.351	09/25/34	15,642

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
1,709	6.250	12/25/23	1,696

Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
25,758	1.518	10/20/27	23,926

Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
42,128	1.378	06/20/33	38,708

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
$ 169,578	3.665%		10/25/33	$157,352

Vendee Mortgage Trust Series 1996-2, Class 1Z
47,000	6.750		06/15/26	53,484

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $22,184,022)				$23,250,804

Commercial Mortgage Obligations – 1.8%
GNMA REMIC Series 2010-141, Class B
$ 603,607	2.717%		02/16/44	$617,909

GNMA REMIC Series 2014-47, Class BC
469,340	3.574		06/16/45	478,863

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,070,236)				$1,096,772

Federal Agencies – 17.9%
FHLMC
$ 5,580	6.000		10/01/23	6,201
19,661	5.000		05/01/27	21,317
272,979	2.500		04/01/28	285,599
750,000	2.000	(e)	09/25/39	757,500
(12M USD LIBOR + 1.585%)
508,644	2.628	(a)	07/01/46	522,874
(12M USD LIBOR + 1.600%)
444,228	2.786	(a)	07/01/45	459,335

FNMA
490,528	3.500		12/01/27	519,015
449,609	2.500		03/01/28	470,276
924,386	2.500		05/01/28	966,701
530,198	2.500		07/01/28	549,250
534,278	3.000		09/01/28	559,265
336,294	2.500		01/01/30	347,551
696,124	2.500		02/01/32	719,524
347,799	3.500		10/01/32	374,749
829,582	3.000		08/01/33	867,554
(12M USD LIBOR + 1.584%)
388,871	2.629	(a)	12/01/45	398,897
(12M USD LIBOR + 1.740%)
27,721	3.925	(a)	10/01/34	27,870

GNMA(a)
(1 Year CMT + 1.500%)
75	3.125		11/20/24	77
(1 Year CMT + 1.500%)
163	3.125		12/20/24	164
(1 Year CMT + 1.500%)
4,017	3.875		04/20/26	4,041
(1 Year CMT + 1.500%)
2,768	3.250		08/20/26	2,793
(1 Year CMT + 1.500%)
4,603	4.000		01/20/28	4,736

UMBS
586,857	3.000		11/01/26	619,013
505,929	3.000		12/01/26	534,371

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)

UMBS – (continued)
$ 4,838	7.000%		11/01/31	$5,047
514,843	5.000		02/01/32	563,105
101,834	6.000		07/01/33	113,315
859,976	3.500		07/01/34	923,983
483,638	3.500		08/01/35	519,694

TOTAL FEDERAL AGENCIES
(Cost $10,897,415)				$11,143,817

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,151,673)				$35,491,393

U.S. Treasury Obligations – 22.5%
United States Treasury Inflation Indexed Bonds
$1,116,749	0.125%		04/15/22	$1,107,227

United States Treasury Notes
275,000	2.250		03/31/21	280,296
2,000,000	2.250		07/31/21	2,051,562
1,000,000	1.750		11/30/21	1,024,297
1,500,000	1.375		10/15/22	1,542,188
750,000	1.625		10/31/23	785,127
1,000,000	2.125		03/31/24	1,070,859
750,000	2.000		04/30/24	800,391
750,000	1.500		10/31/24	788,877
1,000,000	2.250		11/15/24	1,085,781
1,750,000	2.125		11/30/24	1,892,188
500,000	1.125		02/28/25	518,945
1,000,000	1.625		02/15/26	1,067,383

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,608,725)				$14,015,121

U.S. Government Agency Obligations – 16.5%
FHLB
$ 600,000	3.000%		12/09/22	$638,176
500,000	2.875		06/14/24	547,340
775,000	0.500		04/14/25	772,165

FHLMC(e)
1,000,000	1.875		11/27/20	1,009,167
400,000	2.000		12/18/20	404,411
500,000	3.100		06/29/23	502,123

FNMA
1,000,000	1.750	(e)	11/20/20	1,008,517
500,000	1.250		05/06/21	505,521
1,000,000	1.400	(e)	08/25/21	1,014,470
900,000	2.075	(e)	02/28/22	928,979
500,000	2.000		10/05/22	520,187
1,000,000	2.875		09/12/23	1,082,774
500,000	2.500		02/05/24	538,486
750,000	1.625		10/15/24	785,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,982,472)				$10,257,386

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 2.0%
Home Equity – 0.9%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 301,327	1.567%	03/25/33	$282,541

Terwin Mortgage Trust Series 2004-7HE, Class A3(f)
(1M USD LIBOR + 0.700%)
233,528	1.187	07/25/34	214,408

Terwin Mortgage Trust Series 2004-9HE, Class A1(f)
(1M USD LIBOR + 0.400%)
96,860	0.887	09/25/34	88,418

			585,367

Other – 1.1%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
231,718	1.387	11/25/34	208,269

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(f)
481,999	2.250	04/25/56	480,967

			689,236

TOTAL ASSET-BACKED SECURITIES
(Cost $1,237,256)			$1,274,603

Shares	Dividend Rate		Value

Investment Company – 1.9%
State Street Institutional US Government Money Market Fund — Premier Class
1,159,175	0.191%		$1,159,175
(Cost $1,159,175)

TOTAL INVESTMENTS – 99.8%
(Cost $60,139,301)			$62,197,678

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			126,336

NET ASSETS – 100.0%			$62,324,014

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2020.

(b)	Rate shown is that which is in effect on April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2020. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates.

(f)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Investment Abbreviations:
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—Uniform Mortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/20	AS OF 10/31/19

Collateralized Mortgage Obligations	37.2%	37.8%
U.S. Treasury Obligations	22.5	11.9
Federal Agencies	17.9	17.4
U.S. Government Agency Obligations	16.5	26.0
Asset-Backed Securities	2.0	4.1
Investment Company	1.9	1.5
Commercial Mortgage Obligations	1.8	2.5

TOTAL INVESTMENTS	99.8%	101.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 92.0%
Alabama – 0.9%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$1,911,715
1,705,000	5.000		09/01/26	2,048,387

				3,960,102

Alaska – 1.8%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,184,520

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,102,630
1,000,000	5.000		10/01/25	1,173,120
1,000,000	5.000	(a)	10/01/28	1,204,300

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	508,356

University of Alaska AK Revenue Bonds (Refunding) Series V-2 (A+/Baa1)
500,000	4.000		10/01/25	521,190

University of Alaska AK Revenue Bonds (Refunding-General) Series S (A+/Baa1)(a)
2,050,000	4.000		10/01/26	2,102,583

				7,796,699

Arizona – 2.1%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,650,000	5.000		02/01/31	2,060,305
1,000,000	5.000		05/01/31	1,251,590

Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	961,541

McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,205,350

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,082,690
1,000,000	5.000		06/01/23	1,117,600

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,176,116

				8,855,192

Arkansas – 1.9%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,126,402
1,095,000	4.000		11/01/34	1,233,835
1,000,000	4.000		11/01/35	1,121,750

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
$ 375,000	1.950%		09/01/23	$382,466
650,000	2.050		09/01/24	665,424
500,000	2.280		09/01/26	516,310
250,000	2.400	(a)	09/01/27	256,078

Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	616,260

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	717,969
635,000	4.000		03/01/32	696,900
500,000	4.000		03/01/36	540,795

				7,874,189

California – 0.7%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)(b)
450,000	0.000		08/01/26	522,301

San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series H (AMT) (A+/A1)
2,000,000	5.000		05/01/21	2,064,820

University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,771

				2,822,892

Colorado – 2.1%
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	508,905
850,000	4.000		11/01/32	954,652

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,099,790

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	311,345
280,000	2.075		11/01/24	281,358
250,000	2.125		05/01/25	251,753
250,000	2.175		11/01/25	251,888
300,000	2.336		05/01/26	304,587
350,000	2.386		11/01/26	355,463
500,000	2.436		05/01/27	508,735
500,000	2.466		11/01/27	508,230
625,000	2.539		05/01/28	636,769
575,000	2.589		11/01/28	586,028

Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(c)
(1M USD LIBOR)
2,500,000	1.160		02/01/23	2,473,975

				9,033,478

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 1.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
$ 1,000,000	5.000%		07/01/28	$1,162,890
1,000,000	5.000	(a)	07/01/29	1,152,230

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	765,713
1,115,000	3.750		11/15/27	1,153,490

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
770,000	1.810		05/15/24	771,378
330,000	1.860		11/15/24	330,221
530,000	1.900		05/15/25	531,261
765,000	1.950		11/15/25	767,295
500,000	2.090		05/15/26	502,625

				7,137,103

Florida – 3.6%
County of Broward FL Airport System Revenue Bonds Series A (AMT) (A+/A1)(a)
2,755,000	5.000		10/01/36	3,163,319

County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	984,335

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	737,868

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	2.000		07/01/27	1,010,550
925,000	2.050		01/01/28	933,898
960,000	2.100		07/01/28	971,069
975,000	2.125	(a)	01/01/29	985,033

Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
35,000	5.500		07/01/21	36,035

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	802,126

Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,013,520

Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)(d)
760,000	5.500		10/01/20	775,033

Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	711,126

Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,261,620

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – (continued)
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
$ 500,000	5.000%		07/01/24	$539,660

Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
330,000	5.000		12/01/20	335,953

				15,261,145

Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
45,000	5.500		08/01/23	48,193

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,166,960

				1,215,153

Illinois – 11.2%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	742,562

Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,608,525

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,577,807

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,285,339

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	530,020

DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)(d)
400,000	5.000		02/01/21	412,788

Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,517,191

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,129,950

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	560,025
550,000	3.000		01/01/25	587,873
1,140,000	5.000		01/01/26	1,354,468
525,000	5.000	(a)	01/01/28	646,464

Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,317,816

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
$ 440,000	4.500%	12/01/20	$449,346

Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
1,000,000	4.000	11/15/33	1,047,800

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000	11/15/24	565,175

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,824,820

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000	02/01/24	1,248,220
1,000,000	5.000	02/01/25	1,145,760

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,122,070

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,709,602

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,053,540

Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000	01/01/24	1,297,158

Quad Cities IL Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	763,447

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	553,742
515,000	4.000	12/15/35	574,792
535,000	4.000	12/15/36	595,278
555,000	4.000	12/15/37	615,079
580,000	4.000	12/15/38	641,358
600,000	4.000	12/15/39	661,986

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	888,611
765,000	4.000	01/01/25	847,268

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	911,501
685,000	4.000	12/01/24	748,678
735,000	4.000	12/01/25	816,600

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(b)
4,770,000	0.000	11/01/23	4,609,919

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
$ 765,000	5.000%	12/30/25	$900,688
905,000	5.000	12/30/28	1,129,766
960,000	5.000	12/30/29	1,214,611

			47,207,643

Indiana – 5.5%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,017,951

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,110,910

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,590,277

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	907,780

Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	682,681

Greater Clark IN Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,136,530

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	599,135
425,000	5.000	02/01/27	469,676
700,000	5.000	02/01/28	772,163
600,000	5.000	02/01/29	660,132

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	866,655

Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	531,033

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,140,940

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,106,040

Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000	08/01/30	1,814,117

St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,712,670

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
$ 900,000	4.500%		09/01/32	$903,357

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	759,019
500,000	5.000		07/15/31	604,095
500,000	5.000		07/15/32	600,355

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,180,970
750,000	5.000		07/15/31	884,640

				23,051,126

Iowa(a) – 0.7%
Iowa State University of Science And Technology Athletic Facilities Revenue Bonds Series 2020 (NR/Aa3)
2,825,000	3.000		07/01/31	3,034,926

Kansas(a) – 1.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000		09/01/33	765,359
700,000	4.000		09/01/34	763,189

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,585,065

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,187,154
910,000	5.000		09/01/34	1,045,536

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,170,110
1,000,000	5.000		09/01/31	1,160,180

				7,676,593

Kentucky – 2.4%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,154,100

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	453,300

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,130,670
750,000	5.000	(a)	05/01/28	853,470
915,000	5.000	(a)	05/01/29	1,029,942

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	858,330

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	546,548

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1) – (continued)
$ 595,000	5.000%		06/01/21	$618,223
590,000	5.000		06/01/22	632,468
610,000	5.000		06/01/23	671,018
690,000	5.000		06/01/24	777,223

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,331,928

				10,057,220

Louisiana – 1.6%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	540,758
530,000	4.000		03/01/25	593,934
550,000	4.000		03/01/26	626,147
570,000	4.000		03/01/27	657,330
450,000	4.000	(a)	03/01/28	522,608

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	887,360

Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,825,862

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,148,531

				6,802,530

Maine – 3.1%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,826,489

Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,084,870

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,155,800

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,034,670

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,314,807
835,000	2.050		11/15/25	845,964
1,000,000	2.100		11/15/26	1,011,910

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	845,065
870,000	2.250		11/15/30	872,880
905,000	2.350		11/15/31	905,217

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
145,000	5.000		01/01/23	157,084
470,000	5.000		01/01/24	521,677

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1) – (continued)
$ 215,000	5.000	(a)%	01/01/34	$239,357
330,000	5.000	(a)	01/01/35	366,366

				13,182,156

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,098,720

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
205,000	5.100		01/01/25	205,141

Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
450,000	4.250		07/01/22	461,516

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	311,572
295,000	2.700		06/01/21	298,233
300,000	3.050		06/01/22	307,881
315,000	3.250		06/01/23	330,145

				1,914,488

Michigan – 5.7%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	834,865

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	529,319
495,000	5.000		07/01/32	579,477

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	447,933

Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,652,490
1,375,000	4.000		12/01/30	1,508,210

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,004,531

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,201,586

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,712,749

Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,155,710

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
$ 750,000	5.000%		05/01/26	$888,292

Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,405,963

Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A2)(a)
1,590,000	4.000		12/01/36	1,638,479

Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,854,720

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	510,490
1,000,000	2.866		10/01/25	1,024,430

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	408,252
470,000	2.550	(a)	04/01/28	484,946
410,000	2.600	(a)	10/01/28	423,251

Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,083,710

Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,301,639

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	848,377

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	727,218

				24,226,637

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
400,000	1.700		07/01/26	396,824

Mississippi – 1.4%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,731,225

Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	651,906

Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)(a)
490,000	5.250		03/01/34	591,940

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
$ 300,000	5.000%		11/01/29	$366,672
400,000	5.000		11/01/30	484,916
500,000	5.000		11/01/31	603,015
400,000	5.000		11/01/32	478,864

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A+/A3)
1,055,000	5.000		10/15/25	1,186,010

				6,094,548

Missouri – 1.2%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000		04/01/22	540,980

Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/A1)(a)
2,300,000	5.000		12/01/26	2,481,217

Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
515,000	4.250		02/15/21	528,509

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
1,155,000	5.000		03/01/27	1,341,440

				4,892,146

Nebraska – 0.5%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,922,200

Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	33,619

				1,955,819

Nevada – 1.1%
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	4,838,065

New Jersey – 3.5%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	808,261
500,000	4.000		06/15/27	582,775
500,000	4.000	(a)	06/15/28	583,565
760,000	4.000	(a)	06/15/29	881,767

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	818,331

New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
735,000	4.750		12/01/23	735,404

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(b)
$ 1,255,000	0.000%		12/15/26	$1,074,669

Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa1)
35,000	5.750		02/15/21	36,259

Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,599,318
1,830,000	5.000		11/01/22	1,953,983

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,579,544
1,530,000	4.000		12/01/23	1,683,398
690,000	4.000		12/01/26	798,682
705,000	4.000		12/01/27	825,266
730,000	4.000	(a)	12/01/28	847,121

				14,808,343

New Mexico(a) – 1.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	952,898
500,000	4.000		06/01/30	560,910
1,000,000	4.000		06/01/32	1,095,770
500,000	4.000		06/01/33	542,465

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,746,958

				4,899,001

New York(a) – 0.2%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	522,950

New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	253,210

				776,160

North Carolina – 0.8%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,200,000	3.200		01/01/29	1,296,600

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,176
420,000	3.000		06/01/21	429,093
330,000	4.000		06/01/22	345,995
350,000	4.000		06/01/23	374,017
480,000	4.000	(a)	06/01/25	509,664

				3,155,545

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 6.0%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
$ 885,000	4.000%		12/01/29	$992,253
960,000	4.000		12/01/31	1,058,976

Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	633,481

Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,145,160

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	893,429
1,295,000	2.447		05/01/28	1,323,115

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	945,991
1,115,000	5.000	(a)	10/01/28	1,372,966

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	695,060
650,000	4.000		12/01/27	713,434
665,000	4.000		12/01/28	727,716
500,000	4.000		12/01/29	545,060

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	817,641
2,245,000	4.000		12/01/36	2,511,863
2,170,000	4.000		12/01/37	2,420,461

Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,247,030
1,045,000	5.000		12/01/27	1,305,142

Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)(a)
1,000,000	5.000		05/01/27	1,109,810
1,000,000	5.000		05/01/28	1,107,100
750,000	5.000		05/01/29	827,280

Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,122,770

Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,077,320

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	744,303

				25,337,361

Oklahoma – 1.4%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,570,928
1,795,000	4.000	(a)	12/01/30	2,079,615

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
$ 2,000,000	4.000%		07/01/38	$2,207,360

				5,857,903

Pennsylvania – 11.1%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,957,263

Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,463,048

Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa2)
500,000	5.000		07/01/25	567,235
450,000	5.000	(a)	07/01/26	509,076
490,000	5.000	(a)	07/01/27	553,058

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,172,430

Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,572,390
1,790,000	4.000		02/15/23	1,915,604

Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)(a)
1,250,000	5.250		10/01/31	1,258,600

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,679,369

Pennsylvania State Commonwealth GO Bonds (Refunding) Series 3 (A+/Aa3)
1,895,000	5.375		07/01/21	1,992,934

Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,233,175
1,550,000	2.132		03/01/25	1,523,898

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
795,000	2.100		10/01/30	787,996

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,717,140

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	340,135
400,000	2.533		12/01/27	409,228
325,000	2.583		12/01/28	333,876
350,000	2.633		12/01/29	360,626
530,000	2.733	(a)	12/01/30	543,054

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
$ 3,000,000	5.000%		12/01/35	$3,626,760

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	579,245

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,127,960

Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,292,371

Salisbury Township PA School District GO Bonds Series A (AA/NR)(a)
1,390,000	4.000		02/15/27	1,537,674

Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,187,840

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,949,435
1,610,000	2.000		09/01/29	1,604,848

Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,013,783

State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,201,735

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	617,837
520,000	4.000		07/01/27	601,921
400,000	5.000	(a)	07/01/28	486,008
500,000	4.000	(a)	07/01/33	545,840

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,050,580
2,205,000	4.000	(a)	11/01/29	2,178,584

Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	742,527
840,000	4.000	(a)	05/15/27	963,791

York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,837,833

				47,036,707

Rhode Island – 2.0%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	1,987,056

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a) – (continued)
$ 1,685,000	5.000%		11/01/31	$2,079,105
760,000	4.000		11/01/32	870,002
980,000	4.000		11/01/33	1,116,583

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,215,080

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	990,527

				8,258,353

South Carolina – 0.5%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,140,850

Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,133,370

				2,274,220

South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
570,000	2.700		05/01/25	597,035

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	824,422
825,000	5.000		09/01/24	928,290
605,000	5.000		09/01/25	695,369

				3,045,116

Tennessee – 0.7%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	591,870
600,000	5.000	(a)	07/01/29	706,116
500,000	5.000	(a)	07/01/30	584,660

Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
550,000	3.500		07/01/27	560,972

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
315,000	4.050		01/01/38	333,185

				2,776,803

Texas – 6.6%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,145,730
1,000,000	4.000		08/15/31	1,138,760

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
$ 725,000	5.000%	08/15/25	$851,194

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	609,093
485,000	4.000	12/01/32	540,382

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	841,425
500,000	4.000	08/01/33	562,005

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,096,172
980,000	5.000	09/01/28	1,152,911

City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,362,380

Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,989,175

El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,212,020

El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	899,483

EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,094,350

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	352,155

Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,116,720

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/25	864,740

Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,004,177
870,000	4.000	09/01/32	983,344
750,000	4.000	09/01/33	841,110

			27,657,326

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,145,110

Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	568,675

			1,713,785

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Vermont – 0.8%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
$ 1,000,000	5.000%	12/15/20	$1,020,170

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	330,459
400,000	5.000	06/15/25	448,680
400,000	5.000	06/15/26	456,000
780,000	5.000	06/15/27	902,795

Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AA/NR)
410,000	4.000	06/15/20	410,984

			3,569,088

Washington(a) – 1.5%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(e)(f)
2,205,000	0.250	07/01/32	2,205,000

Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	262,883

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	935,001

Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,550,696

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	571,913

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	182,786

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
775,000	3.450	12/01/30	820,965

			6,529,244

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,419,746

Wisconsin(a) – 1.6%
City of Waukesha Revenue Bonds Series C (NR/MIG1)(g)
2,000,000	3.000	07/01/21	2,034,160

Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	596,518
765,000	4.000	03/01/31	861,757

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR) – (continued)
$ 540,000	4.000%	03/01/32	$604,654

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,621,916

Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,065,750

			6,784,755

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $375,511,480)			$388,284,850

Corporate Obligations(a) – 1.2%
Healthcare-Services – 1.2%
Sutter Health (A+/A1)
4,700,000	3.695%	08/15/28	$5,114,656
(Cost $5,046,711)

TOTAL CORPORATE OBLIGATIONS
(Cost $5,046,711)			$5,114,656

Shares	Dividend Rate		Value

Investment Company – 6.3%
State Street Institutional US Government Money Market Fund — Premier Class
26,708,168	0.191%		$26,708,168
(Cost $26,708,168)

TOTAL INVESTMENTS – 99.5%
(Cost $407,266,359)			$420,107,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			2,078,479

NET ASSETS – 100.0%			$422,186,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2020.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Rate shown is that which is in effect on April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/20	AS OF 10/31/19

General Obligation	34.0%	33.7%
Lease	13.2	13.4
Education	11.7	12.6
Hospital	8.1	9.3
Limited Tax	6.9	7.3
Investment Company	6.3	0.2
Single Family Housing	5.8	4.5
Transportation	5.3	3.4
Prerefunded/Escrow to Maturity	1.7	4.6
Water/Sewer	1.7	4.3
Power	1.7	3.2
Student	1.2	1.3
Multi Family Housing	1.2	1.2
Not For Profit	0.5	0.6
Crossover	0.2	0.2

TOTAL INVESTMENTS	99.5%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 96.8%
California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$ 2,000,000	0.000%	07/01/27	$1,737,320

Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000	08/01/28	2,722,589

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	1,966,080

			6,425,989

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,196,640

Illinois(b) – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250	05/15/39	2,262,575

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900	08/01/31	3,093,570

Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125	02/01/30	2,136,880

			7,493,025

Indiana(b) – 0.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,221,820

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,476,480

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	2,988,031

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,806,396

Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,039,983

			4,846,379

Missouri – 87.7%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000	08/15/28	873,787

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b) – (continued)
$ 645,000	4.000%	08/15/29	$732,752
825,000	4.000	08/15/30	931,178
555,000	4.000	08/15/31	622,227

Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(b)
1,000,000	5.000	10/01/33	1,090,080

Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000	03/01/27	2,078,980

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000	10/01/33	2,277,228
1,655,000	4.000	10/01/34	1,814,741

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000	06/01/26	793,410

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000	03/01/31	1,039,824
750,000	4.000	03/01/37	838,238

Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	643,236

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000	10/01/36	1,522,483
1,735,000	4.000	10/01/38	1,858,983

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000	10/01/27	3,768,901

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000	03/01/34	1,098,100
1,000,000	4.000	03/01/35	1,094,700
1,000,000	4.000	03/01/36	1,088,950

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000	03/01/33	1,104,390
1,000,000	4.000	03/01/34	1,098,100

Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000	03/01/30	2,009,685

Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000	03/01/23	3,462,094

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000	10/01/42	520,785

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(b)
$ 3,370,000	5.000%		03/01/36	$3,860,065

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,241,303
1,100,000	4.000	(b)	04/01/28	1,262,855

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,508,546
1,215,000	5.000		12/01/25	1,446,470

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,293,911
1,200,000	4.000		03/01/33	1,342,872
625,000	4.000		03/01/34	697,344

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	868,035
830,000	5.000	(b)	04/01/30	1,038,811
905,000	5.000	(b)	04/01/31	1,126,028

Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(b)
130,000	5.000		09/01/20	130,295

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,131,840

Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,358,802
1,000,000	5.000		09/01/37	1,198,690

Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,630,789

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,039,308

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,048,280
985,000	4.000		03/01/32	1,108,263

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
425,000	5.625		03/01/25	426,309

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,535,825

Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,263,140

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
$ 1,500,000	4.000%		03/01/30	$1,693,515

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	621,120
875,000	3.000		04/01/23	911,251
500,000	3.000		04/01/24	526,790
960,000	3.000	(b)	04/01/26	1,008,720

Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(b)
355,000	5.000		12/01/20	356,051

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	549,975
900,000	4.000		05/01/25	1,008,522
700,000	4.000	(b)	05/01/27	802,186
630,000	4.000	(b)	05/01/29	716,631
675,000	4.000	(b)	05/01/30	763,796

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	984,455
580,000	4.000		03/01/30	671,826

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,282,250
1,000,000	5.500		03/01/36	1,276,600

Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/A1)
550,000	5.000		12/01/23	591,069

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(b)
475,000	3.000		04/15/28	488,376
575,000	3.250		04/15/30	592,014
550,000	3.300		04/15/31	565,659
700,000	3.375		04/15/32	718,627

Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,331,363
1,365,000	4.000	(b)	03/01/28	1,602,660

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(b)
1,000,000	5.000		12/01/25	1,081,230

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(b)
1,345,000	4.000		12/01/26	1,517,483
1,455,000	4.000		12/01/28	1,632,204

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(b)
595,000	4.250		12/01/23	634,145

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
$ 920,000	3.850%		12/01/20	$934,830
500,000	4.350	(b)	12/01/23	521,055
820,000	4.500	(b)	12/01/24	855,654

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,060

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,776,655

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(b)(c)
1,000,000	5.500		02/15/21	1,037,130

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,088,764

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200		02/15/23	483,931
450,000	2.318		02/15/24	459,635
500,000	2.378		02/15/25	511,750
1,020,000	2.558		02/15/26	1,050,620
815,000	2.844		02/15/28	836,972
825,000	2.894		02/15/29	848,653

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,733,465

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,984,068
1,370,000	5.000		03/01/29	1,621,642

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
2,130,000	5.500		09/01/29	2,253,902

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,066,043

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
760,000	5.000		09/01/31	762,105

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,218,980
1,000,000	5.000	(b)	09/01/31	1,203,060

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,094,798

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
$ 940,000	4.000%	03/01/28	$1,083,106
1,055,000	4.000	03/01/29	1,209,146
500,000	4.000	03/01/30	568,395

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514	05/01/28	3,135,990

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(c)
485,000	5.000	05/01/22	526,477

Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000	10/01/22	1,095,340

Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,023,630

Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(b)(d)(e)
5,000,000	0.070	12/01/33	5,000,000

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000	01/01/25	743,379

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000	01/01/31	3,494,002

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000	04/01/28	418,524
425,000	5.000	04/01/31	452,927
475,000	5.000	04/01/32	505,362
500,000	5.000	04/01/33	531,095
500,000	5.000	04/01/34	530,655

Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(b)
2,450,000	5.000	10/01/21	2,491,527

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000	04/01/26	1,120,590
1,825,000	3.000	10/01/26	1,837,428
635,000	2.000	04/01/27	648,951

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000	04/01/28	880,184

Missouri State Development Finance Board Revenue Bonds (Variable-St. Louis Convention Center) Series C (AA-/NR)(b)(d)(e)
2,100,000	0.100	12/01/20	2,100,000

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
$ 595,000	5.000%		01/01/30	$686,892
775,000	5.000		01/01/31	893,405

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(b)
5,000	5.000		01/01/22	5,015

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(b)
90,000	5.500		01/01/23	90,315

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	415,324
1,850,000	5.250	(b)(c)	10/01/21	1,967,197

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,571,630

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	693,774
640,000	5.000		10/01/26	752,870
2,030,000	5.000		10/01/27	2,431,838

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	729,617
800,000	5.000		09/01/38	865,048

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,696,784

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,737,200

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,093,200

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)(b)(c)
2,270,000	5.000		12/01/21	2,369,539

Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,513,669

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
$ 950,000	5.000%		06/01/34	$1,137,255
1,100,000	5.000		06/01/37	1,296,306

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
2,000,000	5.000		04/01/21	2,077,340

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/33	1,337,487

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,316,688

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(b)(d)(e)
3,000,000	0.070		10/01/24	3,000,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (JP Morgan Chase Bank SPA) (AA+/Aa1)(b)(d)(e)
5,000,000	0.070		09/01/30	5,000,000

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(b)
610,000	5.250		07/01/42	611,763

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	507,960

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
560,000	2.400		11/01/30	565,527
545,000	2.500		05/01/31	549,567
575,000	2.550		11/01/31	579,721

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
1,105,000	3.550		11/01/30	1,164,361

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
490,000	2.000		11/01/21	493,969
450,000	3.050	(b)	11/01/28	478,454
395,000	3.150	(b)	11/01/29	418,826
445,000	3.250	(b)	11/01/30	475,082

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
$ 160,000	3.600%	11/01/23	$164,480
225,000	3.750	05/01/24	231,633
185,000	3.800	05/01/25	190,546

Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000	11/15/32	4,141,312

Missouri State Public Utilities Commission Revenue Notes Series 2019 (NR/NR)(b)
1,350,000	1.500	03/01/21	1,351,647

Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000	04/01/26	2,939,328

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000	03/01/33	567,005
800,000	4.000	03/01/34	904,520

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000	06/01/26	2,828,760
2,925,000	4.000	06/01/27	3,006,432
1,000,000	4.000	06/01/28	1,026,870

O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)
1,135,000	4.000	11/01/22	1,185,962

Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000	09/01/44	543,385

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000	03/01/30	1,072,150
1,000,000	4.000	03/01/34	1,060,990
1,500,000	4.000	03/01/35	1,588,110

Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000	04/01/23	1,052,320
550,000	4.000	04/01/28	578,001
800,000	4.000	04/01/29	839,520
1,475,000	4.000	04/01/30	1,549,812

Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150	07/01/27	231,077
410,000	3.450	07/01/32	418,221

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A2)
2,135,000	5.500	07/01/28	2,591,570

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A/A2)
500,000	5.000	07/01/27	581,920
1,000,000	5.000	07/01/28	1,177,270

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
$ 3,000,000	4.000%		04/01/23	$3,167,490

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,372,579

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000		04/01/21	1,030,100

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	585,214

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,462,104

Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	935,480

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,678,744
1,220,000	5.000	(b)	07/01/28	1,427,766
1,400,000	5.000	(b)	07/01/30	1,614,606

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,349,725
1,000,000	4.000	(b)	05/01/26	1,077,180
1,405,000	4.000	(b)	05/01/27	1,512,623

Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,373,672
1,340,000	5.000	(b)	04/01/23	1,442,349

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(b)
470,000	4.000		11/01/34	525,371
475,000	4.000		11/01/35	528,585
815,000	4.000		11/01/36	903,428
845,000	4.000		11/01/37	933,657
920,000	4.000		11/01/38	1,013,518

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,113,320

St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(b)
1,250,000	5.650		02/01/30	1,258,950

St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,001,410

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
$ 1,085,000	5.000%		04/01/26	$1,270,578

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,110,650
2,000,000	4.000		04/01/36	2,211,780
2,515,000	4.000		04/01/37	2,771,555

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	1,995,832
1,930,000	4.000		04/01/26	2,073,457
2,010,000	4.000		04/01/27	2,157,594

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,096,990

St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	885,518

St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,820,535

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A/A2)(b)
1,280,000	5.000		07/01/23	1,351,987

St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	763,868
800,000	3.000		04/01/22	830,168
800,000	3.000	(b)	04/01/23	824,968

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,278,937

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,545,509
1,390,000	5.000		04/15/26	1,662,648

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,136,320
2,595,000	4.000	(b)	02/15/35	2,799,875

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(b)
1,900,000	3.000		03/15/39	1,908,113

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,145,200
1,000,000	4.000		04/01/30	1,138,740

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/Aa3)(b)
$ 695,000	3.250%		05/01/21	$695,000

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,882,303
1,840,000	4.000		03/01/34	2,002,638

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(b)
865,000	3.000		06/01/25	901,434

Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(b)
765,000	4.000		06/01/21	766,698

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,024,246

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	405,580
535,000	4.000		03/01/26	613,249
555,000	4.000		03/01/27	647,840
450,000	4.000	(b)	03/01/35	500,292
500,000	4.000	(b)	03/01/37	552,225
755,000	4.000	(b)	03/01/39	829,715

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	579,270
890,000	4.000		03/01/33	1,020,616

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,305,592
1,000,000	4.000	(b)	08/01/26	1,121,210

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,782,700
2,095,000	0.000		03/01/27	1,794,703

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,657,760

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	1,966,420
1,800,000	4.000		04/01/33	1,939,122
1,800,000	4.000		04/01/34	1,935,198

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	644,620
990,000	4.000	(b)	04/01/25	1,087,159

				319,697,378

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Dakota(b) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
$ 2,310,000	2.600%	07/01/28	$2,384,221
495,000	3.150	01/01/36	508,538

			2,892,759

Pennsylvania(b) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,010,870

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,590,855

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $341,448,707)			$352,840,226

Shares	Dividend Rate		Value

Investment Company – 2.6%
State Street Institutional US Government Money Market Fund — Premier Class
9,329,888	0.191%		$9,329,888
(Cost $9,329,888)

TOTAL INVESTMENTS – 99.4%
(Cost $350,778,595)			$362,170,114

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			2,251,960

NET ASSETS – 100.0%			$364,422,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Rate shown is that which is in effect on April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2020.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LLC	—Limited Liability Company
Non-ACE	—Non-Adjust Current Earnings
Non-AMT	—Non-Alternative Minimum Tax
NR	—Not Rated
SPA	—Stand-byPurchase Agreement

PORTFOLIO COMPOSITION

	AS OF 04/30/20	AS OF 10/31/19

Lease	30.8%	28.8%
General Obligation	23.0	22.0
Higher Education	9.6	11.7
Hospital	8.9	10.3
Limited Tax	5.8	7.3
Single Family Housing	4.4	4.6
Water/Sewer	4.0	3.5
Prerefunded/Escrow to Maturity	3.2	2.7
Investment Company	2.6	1.7
Power	2.2	2.2
Transportation	1.8	2.0
Not For Profit	1.6	1.0
Crossover	1.2	1.2
Multi Family Housing	0.3	0.3
Industrial Development Revenue/ Pollution Control Revenue	—	0.1

TOTAL INVESTMENTS	99.4%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama(a) – 0.6%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%		12/01/35	$1,029,100

California(b) – 2.7%

Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	582,002

Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,712,320

San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,139,729

				4,434,051

Illinois(a) – 1.1%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
665,000	3.500		08/01/31	712,594

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,105,960

				1,818,554

Indiana(a) – 1.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	488,800

Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,231,524

				1,720,324

Kansas – 86.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,798,291

Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	692,149
585,000	5.000		09/01/28	737,357
415,000	5.000	(a)	09/01/29	520,236

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	906,608

Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,006,596

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,157,120
500,000	4.000		09/01/31	568,725

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 385 GO Bonds Series 2019 (NR/Aa3)
$ 815,000	3.000%		12/01/20	$825,888

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,584,220
1,305,000	4.000	(a)	09/01/28	1,515,744

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,144,010

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	697,088
600,000	4.000		12/01/29	694,362
650,000	4.000		12/01/30	747,955

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	768,309
740,000	4.000	(a)	09/01/28	865,067

City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,128,540

City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	590,745

City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	536,402
350,000	3.000		10/01/28	375,595
300,000	3.000		10/01/29	318,777

City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	251,780

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	627,944
445,000	3.000		08/01/28	480,996
525,000	3.000		08/01/29	564,275

City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,001,200

County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,157,652

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,639,404
1,000,000	5.000		08/01/44	1,153,500

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	377,156

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
$ 1,815,000	4.000%		09/01/20	$1,833,622

Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,186,891

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,726,590

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,972,521

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,136,860

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	433,086
310,000	5.000		12/01/37	358,159

Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	917,021

Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	1,025,960

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,141,230

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,218,860
1,000,000	3.500	(a)	09/01/30	1,085,060

Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,121,710

Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,270,660

Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,063,640

Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	505,375

Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
225,000	4.000		10/01/23	225,086

Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,616,729

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,637,280

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
$ 500,000	5.000%	09/01/27	$525,370

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,126,160

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,143,960

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	721,533

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000	10/01/35	1,100,890

Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500	09/01/36	869,278

Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000	09/01/33	626,742
600,000	5.000	09/01/34	626,580

Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
500,000	4.000	04/01/21	513,480
700,000	4.000	04/01/22	738,773
945,000	4.000	04/01/23	1,017,926
545,000	4.000	04/01/24	599,124
1,000,000	4.000	04/01/25	1,117,870
350,000	4.000	04/01/26	397,946

Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	618,171

Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,578,615

Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	525,661

Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,042,910
790,000	5.250	06/01/42	820,731

Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,454,437
1,110,000	5.000	09/01/34	1,271,094

Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a)(d)(e)
2,630,000	0.100	03/01/41	2,630,000

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
$ 2,000,000	3.500%	06/01/23	$2,003,320

Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	713,909

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,933,601

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,152,880

Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,099,690

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,406,196

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series II (NR/NR)
2,770,000	4.000	05/01/21	2,854,319

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,314,202
500,000	4.000	09/01/38	545,185

Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000	09/01/22	537,140

Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,140,260

Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,623,871
1,180,000	3.000	09/01/28	1,231,708

Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
400,000	5.000	12/01/20	409,264

Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,043,677

Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000	09/01/26	190,677

Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000	09/01/30	1,945,070

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,082,638
965,000	5.000	09/01/29	1,131,945

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
$ 1,000,000	4.000%		10/01/30	$1,193,810
1,000,000	4.000		10/01/31	1,194,790

Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000		11/01/32	25,079

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000		11/01/32	1,024,676

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	887,120
1,500,000	4.000		09/01/26	1,660,770

Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,668,960

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,490,502

Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	324,885
715,000	4.000	(a)	09/01/29	840,840

Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,099,720

Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,149,580

Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000		09/01/20	850,932

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	541,852
1,000,000	4.000		09/01/31	1,109,330
1,065,000	5.000		09/01/32	1,240,033

Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	454,053
450,000	3.000		09/01/23	475,636
490,000	3.000		09/01/25	530,190

Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	681,474
650,000	4.000		09/01/30	733,031

Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,894,800

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
$ 910,000	4.000%		09/01/27	$1,023,723

State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,215,150
1,250,000	5.000	(a)	09/01/32	1,478,750

Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000		06/01/23	1,003,100

Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000		06/01/23	300,930
475,000	5.000		06/01/24	476,472

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,845,975
1,930,000	5.000	(a)	09/01/48	2,278,732

Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000		07/01/20	436,544
460,000	3.000		07/01/22	478,267

Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000		12/01/25	698,926

Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000		12/01/42	1,023,933

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/NR)(a)
1,000,000	5.000		09/01/32	1,149,510

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	462,493

Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,809,241

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)
525,000	5.000		09/01/28	569,630

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,148,510
1,000,000	4.250		09/01/39	1,068,200

Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,022,660

Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa3)
1,405,000	4.000		09/01/20	1,419,640

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A/NR)
$ 1,400,000	5.000%	09/01/20	$1,418,886

			144,738,169

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
50,000	5.300	01/01/30	50,036

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,763,268

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,026,210

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,050,780

Pennsylvania(a) – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	611,576

Tennessee – 0.3%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	530,285

Texas(a) – 1.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,130,740

Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (NR/Aa2)
1,090,000	4.000	08/01/35	1,216,702

			2,347,442

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	694,744

Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	518,330

			1,213,074

Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (NR/WR)
750,000	5.250	07/01/20	755,452

The accompanying notes are an integral part of these financial statements.	45

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
$ 1,000,000	4.000%	11/15/34	$1,065,750

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $158,076,504)			$164,154,071

Shares	Dividend Rate	Value

Investment Company – 1.0%
State Street Institutional US Government Money Market Fund — Premier Class
1,756,723	0.191%	$1,756,723
(Cost $1,756,723)

TOTAL INVESTMENTS – 99.2%
(Cost $159,833,227)		$165,910,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,304,898

NET ASSETS – 100.0%		$167,215,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable Rate Security. The interest rate shown reflects the rate as of April 30, 2020.

(e)	Rate shown is that which is in effect on April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/20	AS OF 10/31/19

General Obligation	45.3%	45.0%
Lease	17.4	17.6
Hospital	8.9	10.2
Prerefunded/Escrow to Maturity	7.3	5.8
Water/Sewer	6.1	6.0
Education	4.3	4.8
Transportation	3.2	2.7
Power	2.2	3.0
Limited Tax	1.7	3.3
Single Family Housing	1.5	1.8
Investment Company	1.0	0.9
Crossover	0.3	0.3

TOTAL INVESTMENTS	99.2%	101.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund	Bond Fund
Assets:
Investments at value (identified cost $125,570,619, $241,809,232, $184,680,757 and $1,166,177,876, respectively)	$177,598,434	$244,772,897	$213,614,114	$1,220,543,938
Cash	—	—	—	1,418
Receivables:
Interest and dividends	16,286	453,431	12,309	7,815,257
Fund shares sold	84,464	644,219	189,720	1,346,859
Other	1,983	3,218	2,686	14,038

Total Assets	177,701,167	245,873,765	213,818,829	1,229,721,510

Liabilities:
Payables:
Investments purchased	892,909	—	—	6,604,297
Dividends	—	—	—	2,195,234
Fund shares redeemed	30,150	146,586	102,130	896,676
Advisory fees	53,960	57,760	81,613	353,625
Deferred trustee fees	44,575	58,415	30,434	287,477
Administrative fees	18,549	26,473	22,536	135,887
Accrued expenses	53,441	77,073	41,383	172,569

Total Liabilities	1,093,584	366,307	278,096	10,645,765

Net Assets:
Paid-in capital	123,659,338	252,375,897	185,541,898	1,172,507,435
Total distributable earnings (loss)	52,948,245	(6,868,439)	27,998,835	46,568,310

Net Assets	$176,607,583	$245,507,458	$213,540,733	$1,219,075,745

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,892,949	9,523,350	5,456,770	59,849,743
Net asset value (net assets/shares outstanding)	$36.09	$25.78	$39.13	$20.37

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2020 (Unaudited)

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $60,139,301, $407,266,359, $350,778,595 and $159,833,227, respectively)	$62,197,678	$420,107,674	$362,170,114	$165,910,794
Receivables:
Interest and dividends	230,201	4,488,896	2,724,475	1,354,960
Fund shares sold	53,742	585,490	412,830	469,438
Reimbursement from Adviser	15,617	—	—	2,163
Other	814	4,904	4,323	1,938

Total Assets	62,498,052	425,186,964	365,311,742	167,739,293

Liabilities:
Payables:
Investments purchased on an extended settlement basis	—	2,033,760	—	—
Dividends	41,689	641,562	549,319	245,513
Fund shares redeemed	11,455	1,081	6,831	101,553
Advisory fees	25,575	114,923	103,858	60,305
Deferred trustee fees	46,185	86,916	98,970	36,872
Administrative fees	7,033	47,429	41,343	18,861
Accrued expenses	42,101	75,140	89,347	60,497

Total Liabilities	174,038	3,000,811	889,668	523,601

Net Assets:
Paid-in capital	65,354,358	407,797,484	355,700,717	161,234,179
Total distributable earnings (loss)	(3,030,344)	14,388,669	8,721,357	5,981,513

Net Assets	$62,324,014	$422,186,153	$364,422,074	$167,215,692

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,596,675	21,247,973	18,482,786	8,499,156
Net asset value (net assets/shares outstanding)	$17.33	$19.87	$19.72	$19.67

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund	Bond Fund
Investment Income:
Dividends	$1,024,075	$5,102,226	$1,291,065	$150,753
Interest	—	—	—	19,779,991

Total Investment Income	1,024,075	5,102,226	1,291,065	19,930,744

Expenses:
Advisory fees	341,134	410,730	537,509	2,151,056
Administration fees	117,681	188,969	151,575	830,462
Custody, accounting and administrative services	34,426	35,252	35,454	65,734
Transfer Agent fees	32,393	59,228	29,457	40,815
Professional fees	26,943	36,829	31,193	127,653
Shareholder servicing fees	14,498	150,601	21,967	210,645
Registration fees	13,130	16,942	15,082	16,997
Printing and mailing fees	3,423	6,157	4,482	24,180
Trustee fees	7,290	12,151	9,429	54,161
Other	9,606	11,921	10,913	27,679

Total Expenses	600,524	928,780	847,061	3,549,382

Net Investment Income	$423,551	$4,173,446	$444,004	$16,381,362

Realized and unrealized gain (loss)
Net realized gain (loss)	560,768	(10,168,495)	(1,102,576)	1,380,009
Net change in unrealized gain (loss)	3,014,291	(31,787,026)	(11,217,621)	(4,875,055)

Net realized and unrealized gain (loss)	3,575,059	(41,955,521)	(12,320,197)	(3,495,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,998,610	$(37,782,075)	$(11,876,193)	$12,886,316

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2020 (Unaudited)

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$735,559	$5,232,432	$4,861,509	$2,170,702
Dividends	7,768	47,015	20,828	28,286

Total Investment Income	743,327	5,279,447	4,882,337	2,198,988

Expenses:
Advisory fees	148,935	693,040	633,450	363,277
Custody, accounting and administrative services	47,721	61,995	53,231	47,198
Administration fees	41,099	286,463	253,571	113,807
Transfer Agent fees	17,732	21,520	25,990	18,436
Professional fees	17,512	49,039	46,236	28,045
Shareholder servicing fees	13,106	10,380	55,129	16,496
Registration fees	9,299	15,443	12,038	10,415
Trustee fees	3,386	18,823	16,653	7,469
Printing and mailing fees	1,332	8,227	7,311	3,248
Other	7,367	13,691	12,624	8,946

Total Expenses	307,489	1,178,621	1,116,233	617,337
Less — expense reductions	(104,938)	—	—	(39,963)

Net Expenses	202,551	1,178,621	1,116,233	577,374

Net Investment Income	$540,776	$4,100,826	$3,766,104	$1,621,614

Realized and unrealized gain (loss)
Net realized gain	228,644	1,128,420	190,691	75,941
Net change in unrealized gain (loss)	699,924	(5,047,356)	(3,613,116)	(919,569)

Net realized and unrealized gain (loss)	928,568	(3,918,936)	(3,422,425)	(843,628)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,469,344	$181,890	$343,679	$777,986

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
From Operations:
Net investment income	$423,551	$888,248	$4,173,446	$6,220,169
Net realized gain (loss)	560,768	9,109,887	(10,168,495)	14,324,618
Net change in unrealized gain (loss)	3,014,291	16,695,958	(31,787,026)	14,044,958

Net increase (decrease) in net assets resulting from operations	3,998,610	26,694,093	(37,782,075)	34,589,745

Distributions to Shareholders:

From distributable earnings	(10,013,406)	(10,962,638)	(17,948,970)	(26,253,766)

From Share Transactions:
Proceeds from sales of shares	27,789,464	46,446,484	47,582,621	92,248,719
Reinvestment of distributions	2,708,120	3,506,471	9,081,108	12,844,437
Cost of shares redeemed	(16,054,266)	(21,273,028)	(42,407,036)	(47,636,049)

Net increase in net assets resulting from share transactions	14,443,318	28,679,927	14,256,693	57,457,107

TOTAL INCREASE (DECREASE)	8,428,522	44,411,382	(41,474,352)	65,793,086

Net Assets:
Beginning of period	168,179,061	123,767,679	286,981,810	221,188,724
End of period	$176,607,583	$168,179,061	$245,507,458	$286,981,810

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	MidCap Growth Fund		Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
From Operations:
Net investment income	$444,004	$623,638	$16,381,362	$34,163,449
Net realized gain (loss)	(1,102,576)	13,769,207	1,380,009	894,787
Net change in unrealized gain (loss)	(11,217,621)	18,303,980	(4,875,055)	80,084,677

Net increase (decrease) in net assets resulting from operations	(11,876,193)	32,696,825	12,886,316	115,142,913

Distributions to Shareholders:

From distributable earnings	(14,509,824)	(15,147,303)	(18,112,183)	(36,117,722)

From Share Transactions:
Proceeds from sales of shares	31,140,465	63,051,963	120,748,396	208,987,812
Reinvestment of distributions	3,228,475	2,943,603	4,795,139	8,838,942
Cost of shares redeemed	(17,138,718)	(22,567,243)	(98,621,726)	(194,375,265)

Net increase in net assets resulting from share transactions	17,230,222	43,428,323	26,921,809	23,451,489

TOTAL INCREASE (DECREASE)	(9,155,795)	60,977,845	21,695,942	102,476,680

Net Assets:
Beginning of period	222,696,528	161,718,683	1,197,379,803	1,094,903,123
End of period	$213,540,733	$222,696,528	$1,219,075,745	$1,197,379,803

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
From Operations:
Net investment income	$540,776	$1,372,311	$4,100,826	$8,567,312
Net realized gain (loss)	228,644	(143,045)	1,128,420	1,478,453
Net change in unrealized gain (loss)	699,924	1,948,557	(5,047,356)	22,601,410

Net increase in net assets resulting from operations	1,469,344	3,177,823	181,890	32,647,175

Distributions to Shareholders:

From distributable earnings	(763,815)	(1,490,983)	(5,591,030)	(9,018,330)

From Share Transactions:
Proceeds from sales of shares	16,039,125	17,845,619	40,947,907	77,541,416
Reinvestment of distributions	427,452	662,024	236,366	329,208
Cost of shares redeemed	(13,552,022)	(33,030,664)	(27,381,439)	(49,950,844)

Net increase (decrease) in net assets resulting from share transactions	2,914,555	(14,523,021)	13,802,834	27,919,780

TOTAL INCREASE (DECREASE)	3,620,084	(12,836,181)	8,393,694	51,548,625

Net Assets:
Beginning of period	58,703,930	71,540,111	413,792,459	362,243,834
End of period	$62,324,014	$58,703,930	$422,186,153	$413,792,459

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
From Operations:
Net investment income	$3,766,104	$7,811,173	$1,621,614	$3,433,945
Net realized gain	190,691	940,419	75,941	168,322
Net change in unrealized gain (loss)	(3,613,116)	17,398,500	(919,569)	7,872,076

Net increase in net assets resulting from operations	343,679	26,150,092	777,986	11,474,343

Distributions to Shareholders:

From distributable earnings	(3,747,001)	(7,784,178)	(1,615,725)	(3,417,665)

From Share Transactions:
Proceeds from sales of shares	25,606,510	60,746,649	13,017,408	27,143,394
Reinvestment of distributions	426,088	944,160	113,418	262,003
Cost of shares redeemed	(24,046,408)	(54,018,331)	(5,808,517)	(22,226,243)

Net increase in net assets resulting from share transactions	1,986,190	7,672,478	7,322,309	5,179,154

TOTAL INCREASE (DECREASE)	(1,417,132)	26,038,392	6,484,570	13,235,832

Net Assets:
Beginning of period	365,839,206	339,800,814	160,731,122	147,495,290
End of period	$364,422,074	$365,839,206	$167,215,692	$160,731,122

54	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$37.43		$34.61	$33.21	$27.83	$29.44	$34.95

Net investment income(a)	0.09		0.21	0.23	0.24	0.28	0.23

Net realized and unrealized gain	0.79		5.69	3.04	6.77	1.26	2.37

Total from investment operations	0.88		5.90	3.27	7.01	1.54	2.60

Distributions to shareholders from net investment income	(0.20)		(0.22)	(0.23)	(0.24)	(0.21)	(0.25)

Distributions to shareholders from net realized gains	(2.02)		(2.86)	(1.64)	(1.39)	(2.94)	(7.86)

Total distributions	(2.22)		(3.08)	(1.87)	(1.63)	(3.15)	(8.11)

Net asset value, end of period	$36.09		$37.43	$34.61	$33.21	$27.83	$29.44

Total return(b)	2.24%		19.10%	10.23%	26.67%	5.64%	8.51%

Net assets, end of period (in 000s)	$176,608		$168,179	$123,768	$117,301	$88,227	$75,447

Ratio of net expenses to average net assets	0.70	%(c)	0.75%	0.76%	0.78%	0.82%	1.04%

Ratio of total expenses to average net assets	0.70	%(c)	0.75%	0.76%	0.78%	0.82%	1.04%

Ratio of net investment income to average net assets	0.50	%(c)	0.61%	0.67%	0.81%	1.01%	0.79%

Portfolio turnover rate	11%		39%	45%	34%	37%	40%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value (“NAV”) at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

COMMERCE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Value Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.50		$30.97	$33.02	$29.98	$31.65	$32.50

Net investment income(a)	0.44		0.76	0.81	0.87	0.77	0.86

Net realized and unrealized gain (loss)	(4.22)		3.32	1.20	3.63	1.58	0.06

Total from investment operations	(3.78)		4.08	2.01	4.50	2.35	0.92

Distributions to shareholders from net investment income	(0.40)		(0.79)	(0.80)	(0.87)	(0.76)	(0.85)

Distributions to shareholders from net realized gains	(1.54)		(2.76)	(3.26)	(0.59)	(3.26)	(0.92)

Total distributions	(1.94)		(3.55)	(4.06)	(1.46)	(4.02)	(1.77)

Net asset value, end of period	$25.78		$31.50	$30.97	$33.02	$29.98	$31.65

Total return(b)	(12.75)%		14.65%	6.22%	15.29%	8.48%	2.88%

Net assets, end of period (in 000s)	$245,507		$286,982	$221,189	$250,755	$273,983	$199,796

Ratio of net expenses to average net assets	0.68	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.79%	0.74%	0.74%	0.73%

Ratio of net investment income to average net assets	3.05	%(c)	2.52%	2.56%	2.73%	2.61%	2.70%

Portfolio turnover rate	18%		36%	49%	47%	41%	33%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MidCap Growth Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$43.88		$40.44	$40.46	$34.64	$36.10	$38.82

Net investment income(a)	0.08	(b)	0.14	0.18	0.20	0.21	0.16

Net realized and unrealized gain (loss)	(1.99)		7.00	2.58	7.43	1.21	2.39

Total from investment operations	(1.91)		7.14	2.76	7.63	1.42	2.55

Distributions to shareholders from net investment income	(0.14)		(0.17)	(0.20)	(0.18)	(0.12)	(0.05)

Distributions to shareholders from net realized gains	(2.70)		(3.53)	(2.58)	(1.63)	(2.76)	(5.22)

Total distributions	(2.84)		(3.70)	(2.78)	(1.81)	(2.88)	(5.27)

Net asset value, end of period	$39.13		$43.88	$40.44	$40.46	$34.64	$36.10

Total return(c)	(4.87)%		19.76%	7.04%	23.03%	4.24%	7.02%

Net assets, end of period (in 000s)	$213,541		$222,697	$161,719	$150,539	$106,270	$67,451

Ratio of net expenses to average net assets	0.77	%(d)	0.81%	0.83%	0.82%	0.87%	1.03%

Ratio of total expenses to average net assets	0.77	%(d)	0.81%	0.83%	0.82%	0.87%	1.03%

Ratio of net investment income to average net assets	0.40	%(b)(d)	0.33%	0.44%	0.55%	0.62%	0.44%

Portfolio turnover rate	22%		53%	71%	58%	39%	50%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.04 per share and 0.19% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

COMMERCE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$20.46		$19.05	$20.04	$20.22	$19.96	$20.43

Net investment income(a)	0.28		0.60	0.59	0.60	0.61	0.64

Net realized and unrealized gain (loss)	(0.06)		1.45	(0.94)	(0.12)	0.33	(0.34)

Total from investment operations	0.22		2.05	(0.35)	0.48	0.94	0.30

Distributions to shareholders from net investment income	(0.31)		(0.64)	(0.64)	(0.65)	(0.66)	(0.70)

Distributions to shareholders from net realized gains	—		—	—	(0.01)	(0.02)	(0.07)

Total distributions	(0.31)		(0.64)	(0.64)	(0.66)	(0.68)	(0.77)

Net asset value, end of period	$20.37		$20.46	$19.05	$20.04	$20.22	$19.96

Total return(b)	1.06%		10.90%	(1.80)%	2.44%	4.79%	1.49%

Net assets, end of period (in 000s)	$1,219,076		$1,197,380	$1,094,903	$1,078,318	$1,098,321	$981,447

Ratio of net expenses to average net assets	0.59	%(c)	0.62%	0.66%	0.66%	0.67%	0.68%

Ratio of total expenses to average net assets	0.59	%(c)	0.62%	0.66%	0.66%	0.67%	0.68%

Ratio of net investment income to average net assets	2.72	%(c)	3.04%	3.00%	2.99%	3.05%	3.18%

Portfolio turnover rate	7%		16%	17%	26%	17%	21%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Short-Term Government Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$17.14		$16.73	$17.11	$17.34	$17.43	$17.54

Net investment income(a)	0.16		0.34	0.28	0.22	0.21	0.17

Net realized and unrealized gain (loss)	0.21		0.44	(0.35)	(0.17)	(0.02)	(0.04)

Total from investment operations	0.37		0.78	(0.07)	0.05	0.19	0.13

Distributions to shareholders from net investment income	(0.18)		(0.37)	(0.31)	(0.28)	(0.28)	(0.24)

Net asset value, end of period	$17.33		$17.14	$16.73	$17.11	$17.34	$17.43

Total return(b)	2.41%		4.73%	(0.38)%	0.31%	1.09%	0.81%

Net assets, end of period (in 000s)	$62,324		$58,704	$71,540	$99,011	$107,942	$103,997

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.03	%(c)	1.03%	0.92%	0.88%	0.88%	0.83%

Ratio of net investment income to average net assets	1.82	%(c)	2.02%	1.64%	1.28%	1.21%	0.97%

Portfolio turnover rate	23%		30%	17%	21%	35%	68%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	National Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$20.13		$18.92	$19.63	$19.84	$19.54	$19.45

Net investment income(a)	0.20		0.43	0.43	0.43	0.43	0.42

Net realized and unrealized gain (loss)	(0.19)		1.23	(0.68)	(0.12)	0.30	0.09

Total from investment operations	0.01		1.66	(0.25)	0.31	0.73	0.51

Distributions to shareholders from net investment income	(0.20)		(0.43)	(0.43)	(0.43)	(0.43)	(0.42)

Distributions to shareholders from net realized gains	(0.07)		(0.02)	(0.03)	(0.09)	—	—

Total distributions	(0.27)		(0.45)	(0.46)	(0.52)	(0.43)	(0.42)

Net asset value, end of period	$19.87		$20.13	$18.92	$19.63	$19.84	$19.54

Total return(b)	0.04%		8.89%	(1.31)%	1.62%	3.76%	2.63%

Net assets, end of period (in 000s)	$422,186		$413,792	$362,244	$338,416	$328,038	$286,406

Ratio of net expenses to average net assets	0.57	%(c)	0.59%	0.59%	0.61%	0.62%	0.64%

Ratio of total expenses to average net assets	0.57	%(c)	0.59%	0.59%	0.61%	0.62%	0.64%

Ratio of net investment income to average net assets	1.98	%(c)	2.20%	2.21%	2.22%	2.17%	2.16%

Portfolio turnover rate	15%		29%	33%	37%	27%	36%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Missouri Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.89		$18.84	$19.52	$19.68	$19.53	$19.52

Net investment income(a)	0.20		0.44	0.47	0.48	0.47	0.47

Net realized and unrealized gain (loss)	(0.17)		1.05	(0.68)	(0.16)	0.15	0.01

Total from investment operations	0.03		1.49	(0.21)	0.32	0.62	0.48

Distributions to shareholders from net investment income	(0.20)		(0.44)	(0.47)	(0.48)	(0.47)	(0.47)

Net asset value, end of period	$19.72		$19.89	$18.84	$19.52	$19.68	$19.53

Total return(b)	0.15%		7.98%	(1.09)%	1.70%	3.21%	2.48%

Net assets, end of period (in 000s)	$364,422		$365,839	$339,801	$344,291	$346,467	$310,149

Ratio of net expenses to average net assets	0.61	%(c)	0.64%	0.63%	0.64%	0.64%	0.65%

Ratio of total expenses to average net assets	0.61	%(c)	0.64%	0.63%	0.64%	0.64%	0.65%

Ratio of net investment income to average net assets	2.05	%(c)	2.26%	2.46%	2.50%	2.40%	2.43%

Portfolio turnover rate	9%		25%	18%	15%	21%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Kansas Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$19.77		$18.75	$19.35	$19.57	$19.46	$19.39

Net investment income(a)	0.19		0.43	0.42	0.43	0.42	0.43

Net realized and unrealized gain (loss)	(0.10)		1.02	(0.60)	(0.22)	0.11	0.06

Total from investment operations	0.09		1.45	(0.18)	0.21	0.53	0.49

Distributions to shareholders from net investment income	(0.19)		(0.43)	(0.42)	(0.43)	(0.42)	(0.42)

Net asset value, end of period	$19.67		$19.77	$18.75	$19.35	$19.57	$19.46

Total return(b)	0.47%		7.80%	(0.94)%	1.09%	2.74%	2.57%

Net assets, end of period (in 000s)	$167,216		$160,731	$147,495	$140,555	$137,306	$117,537

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.75	%(c)	0.79%	0.77%	0.81%	0.81%	0.83%

Ratio of net investment income to average net assets	1.97	%(c)	2.23%	2.21%	2.22%	2.14%	2.21%

Portfolio turnover rate	8%		14%	8%	17%	11%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2020:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$168,718,265	$—	$—
Investment Company	6,229,724	—	—
Exchange Traded Fund	2,650,445	—	—

Total	$177,598,434	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$228,439,930	$—	$—
Exchange Traded Fund	10,475,650	—	—
Investment Company	5,857,317	—	—

Total	$244,772,897	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$203,757,232	$—	$—
Exchange Traded Fund	6,823,684	—	—
Investment Company	3,033,198	—	—

Total	$213,614,114	$—	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$528,828,596	$—
Mortgage-Backed Obligations	—	222,505,947	—
Asset-Backed Securities	—	192,303,806	—
Municipal Bond Obligations	—	107,980,443	—
U.S. Treasury and/or Other U.S. Government Agencies	126,342,821	17,480,425	—
Investment Company	25,101,900	—	—

Total	$151,444,721	$1,069,099,217	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,274,603	$—
Mortgage-Backed Obligations	—	35,005,900	—
U.S. Treasury and/or Other U.S. Government Agencies	14,787,286	9,970,714
Investment Company	1,159,175	—	—

Total	$15,946,461	$46,251,217	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$388,284,850	$—
Corporate Obligations	—	5,114,656	—
Investment Company	26,708,168	—	—

Total	$26,708,168	$393,399,506	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$352,840,226	$—
Investment Company	9,329,888	—	—

Total	$9,329,888	$352,840,226	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$164,154,071	$—
Investment Company	1,756,723	—	—

Total	$1,756,723	$164,154,071	$—

For further information regarding security characteristics, see the Schedule of Investments.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2020, the effective advisory fees were 0.40%, 0.30%, 0.49%, 0.36%, 0.50%, 0.33%, 0.34% and 0.44%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. Prior to November 12, 2019, the Funds paid an aggregate administrative fee payable on the last day of each month at the annual rate of 0.145% of 1% of each Fund’s average daily net assets and the administrative fee payable to GSAM was 0.025 of 1% of each Fund’s average daily net assets. The administrative fee payable to Commerce has not changed. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2021. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six-months period ended

April 30, 2020.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The costs of purchases and proceeds from sales and maturities of long-term securities for the six-month period ended April 30, 2020, was as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$20,360,134	$—	$18,476,002
Value	—	46,819,833	—	47,328,524
MidCap Growth	—	51,637,536	—	48,658,192
Bond	31,925,034	72,585,710	11,666,710	75,967,522
Short-Term Government	15,309,974	—	8,332,047	5,462,198
National Tax-Free Intermediate Bond	—	59,248,903	—	67,379,004
Missouri Tax-Free Intermediate Bond	—	36,257,497	—	33,453,759
Kansas Tax-Free Intermediate Bond	—	17,123,911	—	12,867,562

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2019, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward	$—	$—	$—	$(3,229,031)
Timing differences (distributions payable, deferred compensation)	(40,237)	(65,943)	(38,732)	(2,466,038)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(5,157,656)	$—	$(3,072,742)	$(245,766)
Timing differences (distributions payable, deferred compensation)	(80,042)	(736,073)	(619,918)	(287,977)

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(387,008)	$(514,293)	$(417,774)	$—
Perpetual Long-term	(2,842,023)	(4,643,363)	(2,654,968)	(245,776)
Total capital loss carryforwards:	$(3,229,031)	$(5,157,656)	$(3,072,742)	$(245,776)

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$125,577,349	$241,902,243	$184,688,157	$1,170,744,143
Gross unrealized gain	54,091,268	23,938,762	39,456,083	69,837,981
Gross unrealized loss	(2,070,183)	(21,068,108)	(10,530,126)	(20,038,186)
Net unrealized security gain	$52,021,085	$2,870,654	$28,925,957	$49,799,795

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$60,168,559	$407,274,685	$350,636,750	$159,795,586
Gross unrealized gain	2,135,936	13,803,728	12,626,428	6,538,086
Gross unrealized loss	(106,817)	(970,739)	(1,093,064)	(422,878)
Net unrealized security gain	$2,029,119	$12,832,989	$11,533,364	$6,115,208

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

COMMERCE FUNDS

7. OTHER RISKS (continued)

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

7. OTHER RISKS (continued)

General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversification Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation,

COMMERCE FUNDS

7. OTHER RISKS (continued)

the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

New Accounting Policy — The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Funds.

Proposed Accounting Policy — In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM and Commerce expect that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. OTHER MATTERS (continued)

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds.

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 12, 2019 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser and their independent consultant, Broadridge Financial Solutions, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, bearing in mind each Fund’s investment objective, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. The Trustees took into account the quality of the presentations provided by the Adviser’s investment personnel at each Board meeting, which included thorough analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the equity Funds’ quantitative models. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as one of their co-administrators, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and

COMMERCE FUNDS

9. OTHER MATTERS (continued)

retain high quality personnel, including the portfolio managers, who had served the Funds for between two and twenty-five years. They also considered that the Adviser had provided concise and clear reports to the Board and updated the Trustees frequently on Fund compliance and performance issues. Additionally, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. The Trustees also took into account the Adviser’s ability to market the Funds to retail investors and noted a general increase in the percentage of total Fund assets invested by shareholders that did not have other client relationships with the Adviser and its affiliates. In addition, the Trustees concluded that the Adviser had an excellent compliance record and provided strong compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees next considered both the short-term and long-term performance of each Fund, taking into account performance information that they received at the meeting and at various other Board meetings throughout the year. They reviewed performance in light of market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge and other information presented, which compared each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge.

The Trustees first examined the performance of the Trust’s five fixed income Funds. Among other things, they considered that the performance of the Short-Term Government, National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds (the “Fixed Income Funds”) had exceeded their respective Broadridge category medians for the one-, three-, five- and ten-year periods. Although they noted that the Bond Fund had underperformed its Broadridge category median for the one-year period, the Trustees took into account that the Fund’s performance had exceeded its Broadridge category median and benchmark for the three-, five- and ten-year periods. In considering benchmark performance for each of the tax-free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the tax-free Funds were invested. After reviewing the performance information of the fixed income Funds, the Trustees concluded that the Fixed Income Funds had performed satisfactorily over most time periods.

The Trustees then evaluated the performance of the Trust’s three equity Funds. Among other things, they considered that each of the equity Funds had exceeded its Broadridge category median for the one-, three-, five- and ten-year periods. They also observed that that the performance of each equity Fund had surpassed that of its benchmark for the one- and five-year periods. The Trustees considered that the functioning of the equity Funds’ quantitative models appeared to be consistent with the Adviser’s descriptions and expectations thereof. After reviewing the performance information of the equity Funds, the Trustees concluded that the MidCap Growth, Growth and Value Funds had performed satisfactorily and in line with their respective quantitative investment strategies.

Fund Fees and Expenses – The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Broadridge information. They considered that the advisory fees for the Bond, Short-Term Government, Growth, MidCap Growth and Value Funds were generally lower than those of peer funds, while advisory fees for the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds were generally higher than those of peer funds. They also considered that, except for the National Tax-Free Intermediate Bond Fund, net expenses for the Funds were generally lower than those of peer funds. With respect to the National Tax-Free Intermediate Bond Fund, the Trustees noted that the Fund’s net expenses were only four basis points higher than its Broadridge peer group average. They also observed that net expenses for all Funds, except the National Tax-Free Intermediate Bond Fund, had either remained the same or decreased since the prior year. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for certain of the Funds and the reimbursements made by the Adviser to maintain those caps. The

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. OTHER MATTERS (continued)

Trustees also considered the Broadridge expense versus three-year performance chart in determining that the Funds’ shareholders were generally receiving value for the services provided by the Adviser.

The Trustees took into account information provided at the meeting that compared the Funds’ advisory fees to advisory fees charged by the Adviser’s affiliate, CTC, to similar institutional accounts managed by Commerce personnel. The Trustees considered that these accounts were not managed by the Adviser but by its affiliate, CTC; however, some of the Adviser’s same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same or higher. Specifically, the Trustees noted that the MidCap Growth, Short-Term Government and Bond Funds generally paid higher management fees than CTC’s similar institutional accounts; the Growth Fund generally paid management fees in the middle range as compared to CTC’s similar institutional accounts; and the Value Fund generally paid lower management fees than similar CTC’s institutional accounts. The Trustees did not review similar comparative fee information for the tax-free Funds because the Adviser and CTC did not offer investment services to comparable institutional accounts. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to reviewing and coordinating regulatory filings and regulatory compliance, managing Fund distributions, reconciling custody and accounting information, monitoring Fund liquidity, reviewing pricing information, testing Fund diversification, preparing daily net asset values, providing administrative and marketing services, maintaining and regularly updating the Funds’ website, supporting the Board, monitoring the Funds’ other service providers, risk management monitoring and various other services, and, that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board examined the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. They considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that total net operating expenses for seven of the eight Funds had decreased or remained the same since the previous year. The Trustees also observed that the Adviser’s net income and profitability had increased since the previous year due, in part, to an increase in Fund assets and lower expense allocations from its affiliate. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Broadridge, which was below the median Broadridge peer group profitability level on a pre-marketing basis and slightly higher than the median Broadridge peer group profitability level on a post-marketing basis. The Trustees took into account, however, that profitability varied significantly based on an asset manager’s business model, products, services and other factors, making comparisons somewhat unreliable.

Economies of Scale – The Trustees also considered that the Funds (other than the Growth and Value Funds) had breakpoints in their respective advisory fee schedules. In addition, they considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, its receipt of soft dollar commissions from the Funds’ trades, and the Funds’ contribution to the scale of CTC’s advisory business. The Trustees noted that they received regular, extensive quarterly reports on the Adviser’s soft dollar and best execution programs and that the programs were in compliance with Section 28(e) of the Securities Exchange Act of 1934 and relevant SEC guidance. They considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	780,911	1,435,623
Reinvestment of distributions	73,508	114,471
Shares redeemed	(454,923)	(632,744)

Net Increase	399,496	917,350

	Value Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	1,627,269	3,141,884
Reinvestment of distributions	305,160	449,519
Shares redeemed	(1,520,577)	(1,622,403)

Net Increase	411,852	1,969,000

	MidCap Growth Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	752,230	1,567,135
Reinvestment of distributions	75,741	82,049
Shares redeemed	(446,168)	(572,763)

Net Increase	381,803	1,076,421

	Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	5,949,566	10,557,791
Reinvestment of distributions	234,720	444,510
Shares redeemed	(4,867,319)	(9,933,288)

Net Increase	1,316,967	1,069,013

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	936,232	1,053,150
Reinvestment of distributions	24,888	38,905
Shares redeemed	(789,258)	(1,943,531)

Net Increase (Decrease)	171,862	(851,476)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	2,041,110	3,945,791
Reinvestment of distributions	11,754	16,700
Shares redeemed	(1,362,603)	(2,551,185)

Net Increase	690,261	1,411,306

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	1,284,651	3,104,366
Reinvestment of distributions	21,343	48,245
Shares redeemed	(1,218,574)	(2,793,097)

Net Increase	87,420	359,514

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
	Shares	Shares
Shares sold	658,344	1,398,891
Reinvestment of distributions	5,708	13,449
Shares redeemed	(295,762)	(1,149,868)

Net Increase	368,290	262,472

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*

Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,022.40		$3.52	$1,000.00	$872.50		$3.17	$1,000.00	$951.30		$3.74	$1,000.00	$1,010.60		$2.95
Hypothetical 5% return	1,000.00	1,021.38	+	3.52	1,000.00	1,021.48	+	3.42	1,000.00	1,021.03	+	3.87	1,000.00	1,021.93	+	2.97

	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,024.10		$3.42	$1,000.00	$1,000.40		$2.83	$1,000.00	$1,001.50		$3.04	$1,000.00	$1,004.70		$3.49
Hypothetical 5% return	1,000.00	1,021.48	+	3.42	1,000.00	1,022.03	+	2.87	1,000.00	1,021.83	+	3.07	1,000.00	1,021.38	+	3.52

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.70%	Short-Term Government	0.68%
Value	0.68	National Tax-Free Intermediate Bond	0.57
MidCap Growth	0.77	Missouri Tax-Free Intermediate Bond	0.61
Bond	0.59	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

COMMERCE FUNDS

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

922 Walnut Street, 4th Floor
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

DST ASSET MANAGER SOLUTIONS, INC.

2000 Crown Colony Drive
Quincy, Massachusetts 02167

DISTRIBUTOR

Goldman Sachs & Co. LLC

200 West Street
New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center
60 South Street
Boston, Massachusetts 02111

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP

One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

IMPORTANT INFORMATION

This Semi-Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

The Commerce Funds file their complete schedule of portfolio holdings with the SEC for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. The Funds' schedule of portfolio holdings for the third month of each fiscal quarter is available on the SEC's website at http://www.sec.gov.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Commerce Funds

TRUSTEES

V. Raymond Stranghoener
Chairman

Charles W. Peffer
Lead Independent Trustee

Scott D. Monette

Erika Z. Schenk

OFFICERS

William Schuetter
President

Laura Spidle
Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary

Jeffrey Bolin
Vice President

Peter W. Fortner
Chief Accounting Officer and Treasurer

Kirsten Frivold Imohiosen
Assistant Treasurer

Joseph McClain
Assistant Secretary

COMMERCE FUNDS

922 Walnut Street, 4th Floor
Kansas City, MO 64106

WWW.COMMERCEFUNDS.COM

1-800-995-6365

204691-OTU-1202251

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 30, 2020

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 30, 2020